UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Treasury Money Market Fund Fidelity® Treasury Money Market Fund : FZFXX

This semi-annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Treasury Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$47,086,078,907
Number of Holdings	168
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	65.6
8-30	8.0
31-60	4.8
61-90	6.7
91-180	10.7
>180	6.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 56.1
Repurchase Agreements - 45.8
Net Other Assets (Liabilities) - (1.9)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915598.101    2742-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Treasury Money Market Fund Fidelity® Treasury Money Market Fund Daily Money Class : FDUXX

This semi-annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 35	0.70%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$47,086,078,907
Number of Holdings	168
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	65.6
8-30	8.0
31-60	4.8
61-90	6.7
91-180	10.7
>180	6.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 56.1
Repurchase Agreements - 45.8
Net Other Assets (Liabilities) - (1.9)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915600.101    58-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Treasury Money Market Fund Fidelity® Treasury Money Market Fund Capital Reserves Class : FSRXX

This semi-annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 47	0.95%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$47,086,078,907
Number of Holdings	168
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	65.6
8-30	8.0
31-60	4.8
61-90	6.7
91-180	10.7
>180	6.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 56.1
Repurchase Agreements - 45.8
Net Other Assets (Liabilities) - (1.9)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915601.101    77-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Treasury Money Market Fund Fidelity® Treasury Money Market Fund Advisor C Class : FDCXX

This semi-annual shareholder report contains information about Fidelity® Treasury Money Market Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor C Class	$ 72	1.45%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$47,086,078,907
Number of Holdings	168
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	65.6
8-30	8.0
31-60	4.8
61-90	6.7
91-180	10.7
>180	6.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 56.1
Repurchase Agreements - 45.8
Net Other Assets (Liabilities) - (1.9)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915599.101    529-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Tax-Exempt Money Market Fund Fidelity® Tax-Exempt Money Market Fund : FMOXX

This semi-annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Exempt Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,078,460,383
Number of Holdings	769
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	73.8
8-30	3.4
31-60	7.9
61-90	3.4
91-180	5.8
>180	5.5

ASSET ALLOCATION (% of Fund's net assets)

Tender Option Bond - 33.6
Variable Rate Demand Notes (VRDNs) - 33.5
Municipal Securities - 13.6
Commercial Paper - 10.7
Net Other Assets (Liabilities) - 8.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915603.101    275-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Tax-Exempt Money Market Fund Fidelity® Tax-Exempt Money Market Fund Premium Class : FZEXX

This semi-annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,078,460,383
Number of Holdings	769
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	73.8
8-30	3.4
31-60	7.9
61-90	3.4
91-180	5.8
>180	5.5

ASSET ALLOCATION (% of Fund's net assets)

Tender Option Bond - 33.6
Variable Rate Demand Notes (VRDNs) - 33.5
Municipal Securities - 13.6
Commercial Paper - 10.7
Net Other Assets (Liabilities) - 8.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915602.101    2737-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Tax-Exempt Money Market Fund Fidelity® Tax-Exempt Money Market Fund Daily Money Class : FDEXX

This semi-annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 35	0.70%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,078,460,383
Number of Holdings	769
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	73.8
8-30	3.4
31-60	7.9
61-90	3.4
91-180	5.8
>180	5.5

ASSET ALLOCATION (% of Fund's net assets)

Tender Option Bond - 33.6
Variable Rate Demand Notes (VRDNs) - 33.5
Municipal Securities - 13.6
Commercial Paper - 10.7
Net Other Assets (Liabilities) - 8.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915605.101    84-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Tax-Exempt Money Market Fund Fidelity® Tax-Exempt Money Market Fund Capital Reserves Class : FERXX

This semi-annual shareholder report contains information about Fidelity® Tax-Exempt Money Market Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 47	0.95%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,078,460,383
Number of Holdings	769
What did the Fund invest in?
(as of April 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	73.8
8-30	3.4
31-60	7.9
61-90	3.4
91-180	5.8
>180	5.5

ASSET ALLOCATION (% of Fund's net assets)

Tender Option Bond - 33.6
Variable Rate Demand Notes (VRDNs) - 33.5
Municipal Securities - 13.6
Commercial Paper - 10.7
Net Other Assets (Liabilities) - 8.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915604.101    79-TSRS-0626

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Treasury Money Market Fund
Fidelity® Tax-Exempt Money Market Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Treasury Money Market Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 45.8%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 3.66%, dated 5/1/2026 due 5/4/2026 (b)	384,117,120	384,000,000
Fixed Income Clearing Corp - Credit Agricole 3.66%, dated 5/1/2026 due 5/4/2026 (b)	339,103,395	339,000,000
Investments in repurchase agreements in a joint trading account at 3.64%, dated 4/30/2026 due 5/1/2026 (Collateralized by U.S. Treasury Obligations)#	3,405,454,294	3,405,110,000
Investments in repurchase agreements in a joint trading account at 3.64%, dated 4/30/2026 due 5/1/2026 (Collateralized by U.S. Treasury Obligations)#	50,065,062	50,060,000
Sumitomo Mitsui Banking Corp 3.7%, dated 5/7/2026 due 5/20/2026 (b)	8,010,689	8,000,000
Repurchase Agreements*	17,407,789,824	17,396,167,230
TOTAL REPURCHASE AGREEMENTS (Cost $21,582,337,230)		21,582,337,230

U.S. Treasury Obligations - 56.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/21/2027	3.51 to 3.52	502,000,000	489,469,144
US Treasury Bills 0% 10/1/2026	3.67 to 3.71	508,000,000	500,210,716
US Treasury Bills 0% 10/15/2026	3.68	240,000,000	235,980,867
US Treasury Bills 0% 10/29/2026	3.69	115,000,000	112,941,980
US Treasury Bills 0% 10/8/2026	3.68 to 3.71	234,000,000	230,235,791
US Treasury Bills 0% 12/24/2026	3.50 to 3.53	90,000,000	87,991,952
US Treasury Bills 0% 2/18/2027	3.57	43,000,000	41,792,596
US Treasury Bills 0% 3/18/2027	3.68	21,000,000	20,335,262
US Treasury Bills 0% 4/15/2027	3.71	42,000,000	40,542,343
US Treasury Bills 0% 5/12/2026	3.55 to 3.65	613,000,000	612,333,713
US Treasury Bills 0% 5/14/2026	3.56 to 4.11	1,026,100,000	1,024,712,098
US Treasury Bills 0% 5/19/2026	3.60 to 3.66	697,000,000	695,747,190
US Treasury Bills 0% 5/21/2026	3.62 to 3.78	316,000,000	315,355,150
US Treasury Bills 0% 5/26/2026	3.62 to 3.65	575,000,000	573,561,361
US Treasury Bills 0% 5/28/2026	3.65 to 3.74	250,000,000	249,313,375
US Treasury Bills 0% 5/5/2026	3.58 to 3.65	568,000,000	567,771,987
US Treasury Bills 0% 5/7/2026	3.63 to 3.77	465,000,000	464,716,308
US Treasury Bills 0% 6/11/2026	3.64	470,000,000	468,070,324
US Treasury Bills 0% 6/18/2026	3.64	470,000,000	467,737,733
US Treasury Bills 0% 6/2/2026	3.63	230,000,000	229,266,044
US Treasury Bills 0% 6/25/2026	3.67	99,000,000	98,450,206
US Treasury Bills 0% 6/4/2026	3.64	460,000,000	458,431,656
US Treasury Bills 0% 7/14/2026	3.64	372,000,000	369,247,200
US Treasury Bills 0% 7/16/2026	3.55	240,000,000	238,231,733
US Treasury Bills 0% 7/2/2026	3.56 to 3.68	1,020,000,000	1,013,659,970
US Treasury Bills 0% 7/21/2026	3.65	240,000,000	238,050,599
US Treasury Bills 0% 7/28/2026	3.66 to 3.68	535,000,000	530,246,997
US Treasury Bills 0% 7/30/2026	3.60	250,000,000	247,792,188
US Treasury Bills 0% 7/7/2026	3.64	84,000,000	83,437,200
US Treasury Bills 0% 7/9/2026	3.54 to 4.11	463,400,000	460,144,999
US Treasury Bills 0% 8/18/2026	3.66 to 3.67	475,000,000	469,787,105
US Treasury Bills 0% 8/20/2026	3.56	230,000,000	227,517,917
US Treasury Bills 0% 8/6/2026	3.59 to 4.12	374,000,000	370,352,591
US Treasury Bills 0% 9/1/2026	3.66 to 3.69	551,000,000	544,400,157
US Treasury Bills 0% 9/17/2026	3.64 to 3.69	154,000,000	151,872,026
US Treasury Bills 0% 9/24/2026	3.70	398,000,000	392,140,777
US Treasury Bills 0% 9/3/2026	3.60	920,000,000	908,707,639
US Treasury Notes 0.625% 3/31/2027	3.61	21,000,000	20,441,700
US Treasury Notes 0.625% 7/31/2026	3.72 to 4.11	158,000,000	156,733,749
US Treasury Notes 0.75% 5/31/2026	3.78 to 3.87	61,000,000	60,849,247
US Treasury Notes 0.75% 8/31/2026	3.92 to 4.16	101,000,000	99,928,969
US Treasury Notes 0.875% 6/30/2026	3.73	12,000,000	11,944,059
US Treasury Notes 0.875% 9/30/2026	3.85	21,000,000	20,747,436
US Treasury Notes 1.125% 10/31/2026	3.64	28,000,000	27,656,896
US Treasury Notes 1.125% 2/28/2027	3.61 to 3.74	21,000,000	20,565,926
US Treasury Notes 1.25% 11/30/2026	3.75	2,000,000	1,971,496
US Treasury Notes 1.25% 12/31/2026	3.64 to 3.75	53,000,000	52,145,710
US Treasury Notes 1.375% 8/31/2026	3.93	11,000,000	10,908,725
US Treasury Notes 1.5% 1/31/2027	3.56 to 3.77	101,000,000	99,451,932
US Treasury Notes 1.625% 11/30/2026	3.75	8,000,000	7,903,070
US Treasury Notes 1.625% 5/15/2026	3.72 to 4.07	126,000,000	125,887,390
US Treasury Notes 1.625% 9/30/2026	3.68	32,000,000	31,732,477
US Treasury Notes 1.875% 2/28/2027	3.57 to 3.78	260,000,000	256,152,338
US Treasury Notes 1.875% 7/31/2026	4.01	4,000,000	3,979,377
US Treasury Notes 2.125% 5/31/2026	3.85 to 4.02	9,000,000	8,986,840
US Treasury Notes 2.25% 2/15/2027	3.59	31,000,000	30,680,062
US Treasury Notes 2.5% 3/31/2027	3.58 to 3.61	219,000,000	216,866,281
US Treasury Notes 2.75% 4/30/2027	3.79	21,000,000	20,788,888
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.098%, 3.7412% 1/31/2027 (d)(e)	3.74 to 3.75	1,436,952,600	1,436,956,271
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.099%, 3.7422% 1/31/2028 (d)(e)	3.74	1,187,000,000	1,186,905,477
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.103%, 3.7462% 4/30/2028 (d)(e)	3.75	470,000,000	470,000,000
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.159%, 3.8022% 7/31/2027 (d)(e)	3.80 to 3.81	1,002,000,000	1,001,793,801
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.16%, 3.8032% 4/30/2027 (d)(e)	3.80 to 3.81	649,000,000	648,943,775
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.182%, 3.8252% 7/31/2026 (d)(e)	3.83	1,426,000,000	1,425,774,720
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.19%, 3.8332% 10/31/2027 (d)(e)	3.83	1,163,000,000	1,163,376,525
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.205%, 3.8482% 10/31/2026 (d)(e)	3.84 to 3.85	1,084,000,000	1,084,178,431
US Treasury Notes 3.625% 5/15/2026	3.73 to 3.75	138,000,000	137,993,932
US Treasury Notes 3.75% 4/30/2027	3.79	21,000,000	20,992,493
US Treasury Notes 3.75% 8/31/2026	3.60 to 3.96	197,000,000	197,072,521
US Treasury Notes 3.875% 3/31/2027	3.58 to 3.75	199,000,000	199,443,892
US Treasury Notes 4.125% 1/31/2027	3.57 to 3.78	305,000,000	306,145,853
US Treasury Notes 4.125% 10/31/2026	3.63 to 3.83	374,000,000	374,854,961
US Treasury Notes 4.125% 2/28/2027	3.58 to 3.84	328,000,000	329,076,688
US Treasury Notes 4.125% 6/15/2026	4.13 to 4.16	91,000,000	90,998,684
US Treasury Notes 4.25% 11/30/2026	3.58 to 3.75	54,000,000	54,198,706
US Treasury Notes 4.25% 12/31/2026	3.56 to 3.76	127,000,000	127,539,102
US Treasury Notes 4.375% 12/15/2026	3.57	10,000,000	10,049,252
US Treasury Notes 4.375% 7/31/2026	3.56 to 4.08	224,000,000	224,333,733
US Treasury Notes 4.375% 8/15/2026	3.77 to 3.79	63,000,000	63,106,808
US Treasury Notes 4.5% 7/15/2026	3.63 to 3.74	23,000,000	23,037,982
US Treasury Notes 4.625% 6/30/2026	3.74 to 3.77	102,000,000	102,146,186
US Treasury Notes 4.875% 5/31/2026	3.83 to 4.06	183,000,000	183,143,848
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,378,943,103)			26,378,943,103

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $47,961,280,333)	47,961,280,333
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(875,201,426)
NET ASSETS - 100.0%	47,086,078,907

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	3.64	4/2026	5/2026	721,000,000	721,072,901	U.S. Treasuries (including strips)	0.63 - 4.88	5/2027 - 11/2035	735,494,443
Bank of Montreal	3.67	4/2026	5/2026	7,000,000	7,022,836	U.S. Treasuries (including strips)	1.38 - 4.63	11/2027 - 11/2055	7,214,174
Bank of Montreal	3.64	4/2026	5/2026	58,000,000	58,005,864	U.S. Treasuries (including strips)	1.38 - 5.00	11/2027 - 8/2046	59,167,361
Barclays Bank PLC	3.65	4/2026	5/2026	34,000,000	34,103,417	U.S. Treasuries (including strips)	0.00 - 4.00	7/2026 - 1/2033	34,743,321
BofA Securities, Inc.	3.64(f)	2/2026	6/2026	25,000,000	25,303,334	U.S. Treasuries (including strips)	1.75 - 3.88	8/2034 - 8/2041	25,725,627
BofA Securities, Inc.	3.64(f)	1/2026	6/2026	8,000,000	8,104,347	U.S. Treasuries (including strips)	4.25	6/2031	8,241,374
BofA Securities, Inc.	3.64(f)	1/2026	6/2026	45,000,000	45,568,750	U.S. Treasuries (including strips)	3.88 - 4.88	10/2030 - 8/2034	46,338,869
Canadian Imperial Bank of Commerce	3.67	4/2026	5/2026	3,000,000	3,009,787	U.S. Treasuries (including strips)	0.00 - 4.88	7/2026 - 2/2056	3,064,720
Canadian Imperial Bank of Commerce	3.66	4/2026	5/2026	41,000,000	41,125,050	U.S. Treasuries (including strips)	0.00 - 4.75	5/2026 - 2/2056	42,097,727
Canadian Imperial Bank of Commerce	3.67	4/2026	5/2026	88,000,000	88,188,393	U.S. Treasuries (including strips)	0.00 - 4.88	5/2026 - 2/2056	89,898,402
Canadian Imperial Bank of Commerce	3.66	4/2026	5/2026	24,000,000	24,073,200	U.S. Treasuries (including strips)	0.00 - 4.75	6/2026 - 2/2056	24,684,666
Canadian Imperial Bank of Commerce	3.64	4/2026	5/2026	628,000,000	628,063,498	U.S. Treasuries (including strips)	0.00 - 5.00	5/2026 - 2/2056	641,642,719
Canadian Imperial Bank of Commerce	3.64	4/2026	5/2026	44,167,230	44,171,696	U.S. Treasuries (including strips)	0.50 - 4.88	10/2026 - 8/2032	45,055,159
Citigroup Global Capital Markets Inc	3.68(f)	4/2026	6/2026	98,000,000	98,621,102	U.S. Treasuries (including strips)	0.00 - 4.13	3/2027 - 4/2033	100,195,457
Credit AG	3.67	4/2026	5/2026	22,000,000	22,067,283	U.S. Treasuries (including strips)	0.63 - 4.75	7/2026 - 5/2055	22,492,574
FICC JP Morgan SEC GC Repo (Gov)	3.65	4/2026	5/2026	567,000,000	567,057,488	U.S. Treasuries (including strips)	3.50	2/2033	578,398,661
FICC Wells Fargo Bank Gc Repo(Gov)	3.66	4/2026	5/2026	29,000,000	29,020,638	U.S. Treasuries (including strips)	0.00	8/2026	29,583,035
FICC Wells Fargo Bank Gc Repo(Gov)	3.66	4/2026	5/2026	101,000,000	101,071,878	U.S. Treasuries (including strips)	3.63 - 4.63	6/2026 - 1/2029	103,030,566
FICC Wells Fargo Bank Gc Repo(Gov)	3.68	4/2026	5/2026	18,000,000	18,012,880	U.S. Treasuries (including strips)	0.00	8/2026	18,361,924
FICC Wells Fargo Bank Gc Repo(Gov)	3.64	4/2026	5/2026	377,000,000	377,038,119	U.S. Treasuries (including strips)	0.50 - 3.88	4/2027 - 2/2032	384,578,972
Fixed Income Clearing Corp - BNP	3.64	4/2026	5/2026	747,000,000	747,075,530	U.S. Treasuries (including strips)	0.63 - 5.00	7/2026 - 2/2055	762,017,047
Fixed Income Clearing Corp - BNP	3.64	4/2026	5/2026	402,000,000	402,040,647	U.S. Treasuries (including strips)	1.75 - 4.88	2/2041 - 11/2054	410,081,507
Fixed Income Clearing Corp - BNP	3.64	4/2026	5/2026	418,000,000	418,042,264	U.S. Treasuries (including strips)	1.50 - 4.75	6/2027 - 2/2055	426,403,121
Fixed Income Clearing Corp - BNYM	3.64	4/2026	5/2026	639,000,000	639,064,610	U.S. Treasuries (including strips)	3.88	6/2028	651,780,004
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	68,000,000	68,048,393	U.S. Treasuries (including strips)	4.13	7/2031	69,367,140
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	111,000,000	111,078,995	U.S. Treasuries (including strips)	2.00 - 4.38	7/2027 - 8/2054	113,231,516
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	153,000,000	153,108,885	U.S. Treasuries (including strips)	2.13 - 2.75	5/2026 - 8/2047	156,075,890
Fixed Income Clearing Corp - Barclays	3.68	4/2026	5/2026	102,000,000	102,072,987	U.S. Treasuries (including strips)	4.38 - 4.75	12/2029 - 2/2045	104,050,638
Fixed Income Clearing Corp - Barclays	3.68	4/2026	5/2026	68,000,000	68,048,658	U.S. Treasuries (including strips)	4.25	8/2054	69,367,105
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	128,000,000	128,013,013	U.S. Treasuries (including strips)	1.25 - 4.25	8/2031 - 8/2054	130,573,343
Fixed Income Clearing Corp - Barclays	3.66	4/2026	5/2026	340,000,000	340,034,567	U.S. Treasuries (including strips)	0.00 - 4.63	6/2026 - 5/2034	346,835,303
Fixed Income Clearing Corp - CIBC	3.65	4/2026	5/2026	363,000,000	363,036,804	U.S. Treasuries (including strips)	4.13	3/2029	370,392,957
Fixed Income Clearing Corp - Citi	3.64	4/2026	5/2026	383,000,000	383,038,726	U.S. Treasuries (including strips)	0.00 - 4.75	5/2026 - 8/2055	390,699,500
Fixed Income Clearing Corp - Credit Agricole	3.67	4/2026	5/2026	385,000,000	385,039,249	U.S. Treasuries (including strips)	2.00 - 4.63	4/2029 - 11/2041	393,648,392
Fixed Income Clearing Corp - Credit Agricole	3.67	4/2026	5/2026	339,000,000	339,034,559	U.S. Treasuries (including strips)	1.00 - 4.63	8/2026 - 2/2054	345,815,338
Fixed Income Clearing Corp - Credit Agricole	3.65	4/2026	5/2026	68,000,000	68,006,894	U.S. Treasuries (including strips)	1.00 - 1.88	4/2028 - 2/2032	69,367,042
Fixed Income Clearing Corp - Credit Agricole	3.64	4/2026	5/2026	1,837,000,000	1,837,185,741	U.S. Treasuries (including strips)	0.75 - 4.63	5/2027 - 8/2044	1,873,929,468
Fixed Income Clearing Corp - Goldman	3.64	4/2026	5/2026	945,000,000	945,095,550	U.S. Treasuries (including strips)	0.00 - 4.75	10/2026 - 2/2056	963,997,461
Fixed Income Clearing Corp - ING	3.65	4/2026	5/2026	51,000,000	51,005,171	U.S. Treasuries (including strips)	3.50	1/2028	51,983,556
Fixed Income Clearing Corp - ING	3.64	4/2026	5/2026	442,000,000	442,044,691	U.S. Treasuries (including strips)	0.00 - 4.63	8/2026 - 11/2045	450,885,623
Fixed Income Clearing Corp - Mizuho	3.64	4/2026	5/2026	495,000,000	495,050,050	U.S. Treasuries (including strips)	0.00 - 5.00	10/2026 - 8/2048	504,951,056
Fixed Income Clearing Corp - Natixis	3.65	4/2026	5/2026	237,000,000	237,024,029	U.S. Treasuries (including strips)	4.25	6/2029	241,944,302
Fixed Income Clearing Corp - Natwest	3.65	4/2026	5/2026	3,000,000	3,000,304	U.S. Treasuries (including strips)	3.50	9/2027	3,060,373
Fixed Income Clearing Corp - Nomura	3.65	4/2026	5/2026	246,000,000	246,024,942	U.S. Treasuries (including strips)	2.75 - 4.88	5/2026 - 8/2035	250,945,444
Fixed Income Clearing Corp - Northern Trust	3.64	4/2026	5/2026	476,000,000	476,048,129	U.S. Treasuries (including strips)	3.88 - 4.38	7/2027 - 7/2027	485,830,941
Fixed Income Clearing Corp - State Street Bank	3.64	4/2026	5/2026	510,000,000	510,051,567	U.S. Treasuries (including strips)	3.50	11/2028	520,159,635
JP Morgan Securities, LLC	3.65(f)	4/2026	5/2026	334,000,000	335,049,781	U.S. Treasuries (including strips)	4.38	5/2034	341,166,258
JP Morgan Securities, LLC	3.64(f)	4/2026	5/2026	503,000,000	504,525,767	U.S. Treasuries (including strips)	4.25	5/2035	513,947,682
JP Morgan Securities, LLC	3.65(f)	4/2026	5/2026	336,000,000	337,056,067	U.S. Treasuries (including strips)	4.00	7/2032	343,451,704
Lloyds Bank Corp Mrkts	3.66	4/2026	5/2026	37,000,000	37,026,332	U.S. Treasuries (including strips)	0.63 - 4.75	10/2026 - 2/2056	37,785,822
Lloyds Bank PLC	3.72	4/2026	7/2026	11,000,000	11,103,437	U.S. Treasuries (including strips)	0.50 - 4.38	8/2027 - 5/2034	11,236,139
Lloyds Bank PLC	3.72	4/2026	7/2026	22,000,000	22,206,873	U.S. Treasuries (including strips)	0.50 - 4.63	8/2027 - 8/2047	22,493,256
Lloyds Bank PLC	3.72	4/2026	7/2026	21,000,000	21,182,035	U.S. Treasuries (including strips)	0.63 - 4.63	6/2027 - 8/2047	21,468,552
Lloyds Bank PLC	3.73	3/2026	6/2026	22,000,000	22,223,385	U.S. Treasuries (including strips)	0.50 - 4.63	6/2027 - 8/2047	22,573,713
Lloyds Bank PLC	3.73	3/2026	6/2026	11,000,000	11,112,832	U.S. Treasuries (including strips)	0.50 - 4.63	6/2027 - 2/2033	11,282,262
Lloyds Bank PLC	3.73	3/2026	6/2026	22,000,000	22,225,665	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 8/2047	22,595,222
Lloyds Bank PLC	3.72	2/2026	5/2026	21,000,000	21,201,810	U.S. Treasuries (including strips)	0.50 - 4.63	8/2027 - 8/2047	21,596,176
Lloyds Bank PLC	3.72	2/2026	5/2026	21,000,000	21,201,810	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 8/2047	21,589,770
Lloyds Bank PLC	3.72	2/2026	5/2026	21,000,000	21,193,130	U.S. Treasuries (including strips)	0.50 - 4.63	6/2027 - 8/2047	21,585,367
Lloyds Bank PLC	3.73	2/2026	5/2026	21,000,000	21,193,649	U.S. Treasuries (including strips)	0.50 - 4.13	8/2027 - 8/2047	21,612,036
Lloyds Bank PLC	3.71	2/2026	5/2026	21,000,000	21,225,074	U.S. Treasuries (including strips)	1.88 - 4.63	6/2027 - 8/2034	21,647,892
Lloyds Bank PLC	3.70	2/2026	5/2026	21,000,000	21,209,358	U.S. Treasuries (including strips)	0.88 - 4.63	6/2027 - 8/2047	21,635,426
Lloyds Bank PLC	3.72	2/2026	5/2026	21,000,000	21,199,640	U.S. Treasuries (including strips)	0.50 - 4.63	6/2027 - 8/2047	21,646,819
MUFG Securities (Canada), Ltd.	3.70	4/2026	7/2026	22,000,000	22,183,150	U.S. Treasuries (including strips)	0.00 - 4.75	7/2026 - 8/2053	22,442,442
MUFG Securities EMEA PLC	3.66	4/2026	5/2026	43,000,000	43,205,468	U.S. Treasuries (including strips)	0.50 - 3.88	8/2026 - 11/2027	43,944,553
MUFG Securities EMEA PLC	3.67	4/2026	5/2026	51,000,000	51,202,768	U.S. Treasuries (including strips)	0.50 - 3.88	7/2027 - 11/2027	52,155,422
MUFG Securities EMEA PLC	3.65	4/2026	5/2026	59,000,000	59,005,982	U.S. Treasuries (including strips)	0.00 - 4.63	6/2026 - 2/2046	60,179,401
Mizuho Bank, Ltd.	3.66	4/2026	5/2026	34,000,000	34,003,457	U.S. Treasuries (including strips)	1.63	5/2031	34,768,942
NatWest Market Securities Inc	3.66	4/2026	5/2026	33,000,000	33,023,485	U.S. Treasuries (including strips)	2.88	5/2028	33,670,312
NatWest Market Securities Inc	3.64	4/2026	5/2026	405,000,000	405,040,950	U.S. Treasuries (including strips)	1.50 - 4.63	8/2026 - 11/2034	413,141,798
Norinchukin Bank	3.66	4/2026	5/2026	22,000,000	22,015,657	U.S. Treasuries (including strips)	4.13	5/2032	22,440,030
Norinchukin Bank	3.64	4/2026	5/2026	192,000,000	192,019,413	U.S. Treasuries (including strips)	0.00 - 4.50	5/2032 - 8/2039	195,859,834
RBC Dominion Securities	3.67	4/2026	6/2026	11,000,000	11,065,041	U.S. Treasuries (including strips)	1.25 - 4.13	3/2028 - 8/2042	11,223,432
RBC Dominion Securities	3.67	4/2026	6/2026	102,000,000	102,509,518	U.S. Treasuries (including strips)	0.50 - 4.88	6/2027 - 8/2054	104,050,620
Royal Bank of Canada	3.66	4/2026	5/2026	56,000,000	56,039,853	U.S. Treasuries (including strips)	1.13 - 3.75	8/2026 - 11/2043	57,137,461
SMBC Nikko Securities America Inc	3.65	4/2026	5/2026	126,000,000	126,012,775	U.S. Treasuries (including strips)	0.00 - 4.88	5/2026 - 2/2049	128,533,194
Societe Generale	3.66	4/2026	5/2026	68,000,000	68,048,393	U.S. Treasuries (including strips)	3.88	4/2030	69,367,088
Sumitomo Mitsui Banking Corp	3.72	4/2026	7/2026	7,000,000	7,065,823	U.S. Treasuries (including strips)	4.38	8/2028 - 12/2029	7,219,584
Sumitomo Mitsui Banking Corp	3.70	4/2026	5/2026	8,000,000	8,012,333	U.S. Treasuries (including strips)	4.38 - 4.50	8/2028 - 2/2036	8,215,889
TD Securities (U.S.A.)	3.64	4/2026	5/2026	405,000,000	405,040,950	U.S. Treasuries (including strips)	0.50 - 3.88	8/2027 - 7/2030	413,141,841
US Bancorp Inv	3.64	4/2026	5/2026	1,392,000,000	1,392,140,747	U.S. Treasuries (including strips)	0.00 - 4.75	8/2026 - 2/2056	1,426,014,201
Total Repurchase Agreements				17,396,167,230	17,407,789,824				17,760,223,593

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$3,405,110,000 due 05/01/2026 at 3.64%
Citigroup Global Capital Markets Inc	2,346,143,000
JPMorgan Securities LLC	1,058,967,000
3,405,110,000
$50,060,000 due 05/01/2026 at 3.64%
JPMorgan Securities LLC	50,060,000
50,060,000
Fidelity® Treasury Money Market Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $21,582,337,230) - See accompanying schedule: Unaffiliated issuers (cost $47,961,280,333)		$47,961,280,333
Cash		201,095,176
Receivable for investments sold		185,023,402
Receivable for fund shares sold		349,143,746
Interest receivable		34,973,213
Prepaid expenses		10,527
Receivable from investment adviser for expense reductions		122,516
Other receivables		544,013
Total assets		48,732,192,926
Liabilities
Payable for investments purchased	$1,275,400,157
Payable for fund shares redeemed	321,296,690
Distributions payable	30,877,354
Accrued management fee	9,867,636
Distribution and service plan fees payable	1,748,362
Other affiliated payables	6,291,197
Other payables and accrued expenses	632,623
Total liabilities		1,646,114,019
Net Assets		$47,086,078,907
Net Assets consist of:
Paid in capital		$47,085,599,209
Total accumulated earnings (loss)		479,698
Net Assets		$47,086,078,907

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($2,109,045,464 ÷ 2,108,254,263 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($3,663,479,103 ÷ 3,662,879,142 shares)		$1.00
Advisor C Class :
Net Asset Value and offering price per share ($66,961,604 ÷ 66,947,498 shares)		$1.00
Fidelity Treasury Money Market Fund :
Net Asset Value, offering price and redemption price per share ($41,246,592,736 ÷ 41,246,201,771 shares)		$1.00
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Interest		$871,701,562
Expenses
Management fee	$57,687,860
Transfer agent fees	37,162,364
Distribution and service plan fees	10,704,907
Accounting fees and expenses	917,928
Custodian fees and expenses	150,386
Independent trustees' fees and expenses	53,186
Registration fees	1,452,710
Audit fees	24,787
Legal	23,518
Miscellaneous	31,667
Total expenses before reductions	108,209,313
Expense reductions	(553,993)
Total expenses after reductions		107,655,320
Net Investment income (loss)		764,046,242
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(32,335)
Total net realized gain (loss)		(32,335)
Net increase in net assets resulting from operations		$764,013,907
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$764,046,242	$1,819,261,555
Net realized gain (loss)	(32,335)	263,702
Net increase in net assets resulting from operations	764,013,907	1,819,525,257
Distributions to shareholders	(764,015,543)	(1,819,046,908)

Share transactions - net increase (decrease)	2,623,970,532	(4,287,652,027)
Total increase (decrease) in net assets	2,623,968,896	(4,287,173,678)

Net Assets
Beginning of period	44,462,110,011	48,749,283,689
End of period	$47,086,078,907	$44,462,110,011

Financial Highlights
Fidelity® Treasury Money Market Fund Capital Reserves Class

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.014	.034	.044	.039	.005	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.014	.034	.044	.039	.005	- B
Distributions from net investment income	(.014)	(.034)	(.044)	(.039)	(.005)	- B
Total distributions	(.014)	(.034)	(.044)	(.039)	(.005)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.43%	3.51%	4.48%	3.96%	.50%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.97% G	.96%	.96%	.97%	.96%	.97%
Expenses net of fee waivers, if any	.95 % G	.95%	.95%	.95%	.52%	.08%
Expenses net of all reductions, if any	.95% G	.95%	.95%	.95%	.52%	.08%
Net investment income (loss)	2.86% G	3.45%	4.38%	3.93%	.46%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,109,045	$2,290,211	$2,182,243	$1,844,255	$1,486,982	$1,485,952

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Treasury Money Market Fund Daily Money Class

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.015	.037	.046	.041	.006	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.015	.037	.046	.041	.006	- B
Distributions from net investment income	(.015)	(.037)	(.046)	(.041)	(.006)	- B
Total distributions	(.015)	(.037)	(.046)	(.041)	(.006)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.55%	3.76%	4.74%	4.22%	.61%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.72% G	.71%	.71%	.72%	.71%	.71%
Expenses net of fee waivers, if any	.70 % G	.70%	.70%	.70%	.42%	.08%
Expenses net of all reductions, if any	.70% G	.70%	.70%	.70%	.42%	.08%
Net investment income (loss)	3.11% G	3.70%	4.63%	4.18%	.56%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,663,479	$3,653,445	$3,499,159	$2,949,844	$1,920,968	$1,826,591

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Treasury Money Market Fund Advisor C Class

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.012	.030	.039	.034	.003	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.012	.030	.039	.034	.003	- B
Distributions from net investment income	(.012)	(.030)	(.039)	(.034)	(.003)	- B
Total distributions	(.012)	(.030)	(.039)	(.034)	(.003)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	1.18%	2.99%	3.96%	3.44%	.32%	.01%
Ratios to Average Net Assets A,F,G
Expenses before reductions	1.47% H	1.46%	1.46%	1.47%	1.46%	1.47%
Expenses net of fee waivers, if any	1.45 % H	1.45%	1.45%	1.45%	.81%	.08%
Expenses net of all reductions, if any	1.45% H	1.45%	1.45%	1.45%	.81%	.08%
Net investment income (loss)	2.36% H	2.95%	3.88%	3.43%	.17%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$66,962	$65,937	$75,560	$104,693	$122,176	$77,181

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Fidelity® Treasury Money Market Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.017	.040	.049	.044	.007	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.017	.040	.049	.044	.007	- B
Distributions from net investment income	(.017)	(.040)	(.049)	(.044)	(.007)	- B
Total distributions	(.017)	(.040)	(.049)	(.044)	(.007)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.69%	4.05%	5.03%	4.51%	.75%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42 % G	.42%	.42%	.42%	.28%	.08%
Expenses net of all reductions, if any	.42% G	.42%	.42%	.42%	.28%	.08%
Net investment income (loss)	3.39% G	3.98%	4.91%	4.46%	.70%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$41,246,593	$38,452,517	$42,992,322	$39,111,265	$29,417,542	$30,315,397

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Tax-Exempt Money Market Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 13.6%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Arizona - 0.0%
Health Care - 0.0%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (c)	450,000	450,383
Arkansas - 0.1%
Arkansas - 0.1%
Housing - 0.1%
Arkansas St Dfa Sfmly Mtg Rev (Ar Single Family Mortgage) Series 2026B, 0% tender 7/1/2057 (c)(f)	2,600,000	2,600,000
Colorado - 0.1%
Colorado - 0.1%
General Obligations - 0.0%
Colorado St Ed Ln Prog TRAN (Colorado St Proj.) 5% 6/30/2026	1,040,000	1,043,828
Health Care - 0.1%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (c)	535,000	540,978
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (c)	2,425,000	2,441,803
Colorado Health Facs Auth Rev (Advent Health Proj.) Series 2016 C, 5% tender 11/15/2036 (c)	1,510,000	1,528,091
		4,510,872
TOTAL COLORADO		5,554,700
Connecticut - 0.7%
Connecticut - 0.7%
Education - 0.0%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (c)	1,950,000	1,951,572
General Obligations - 0.7%
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2027	675,000	688,948
Connecticut St Gen. Oblig. Series 2024 F, 5% 11/15/2026	550,000	556,930
Darien CT BAN 3.5% 4/22/2027	2,200,000	2,221,990
Ledyard CT BAN 3.75% 8/11/2026	2,500,000	2,506,109
Middlefield Conn Gen. Oblig. BAN 4% 10/14/2026	2,600,000	2,616,719
Regional Sch Dist No 13 CT BAN 3.5% 10/21/2026	4,200,000	4,218,425
Stratford CT Gen. Oblig. BAN 3.5% 7/23/2026	4,700,000	4,711,393
Watertown CT Gen. Oblig. BAN 3.5% 10/28/2026	8,400,000	8,440,002
		25,960,516
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series 2025A, 5% 7/1/2026	1,300,000	1,305,286
TOTAL CONNECTICUT		29,217,374
District Of Columbia - 0.1%
District Of Columbia - 0.1%
Special Tax - 0.1%
District Columbia Income Tax Rev 5% 6/1/2026	5,300,000	5,308,860
Florida - 0.1%
Florida - 0.1%
General Obligations - 0.0%
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) 5% 8/1/2026	300,000	301,679
Health Care - 0.0%
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 5% 8/15/2026	600,000	603,617
Water & Sewer - 0.1%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2025 B, 5% 10/1/2026	3,300,000	3,331,468
TOTAL FLORIDA		4,236,764
Georgia - 0.1%
Georgia - 0.1%
Escrowed/Pre-Refunded - 0.0%
Cedartown Polk Cnty GA Hosp Auth Rev Ctfs Series 2016, 5% 7/1/2039 (Pre-refunded to 7/1/2026 at 100)	400,000	401,400
General Obligations - 0.1%
Cobb Cnty GA Schl Dist TAN Series 2026, 4% 12/15/2026	2,390,000	2,410,591
TOTAL GEORGIA		2,811,991
Hawaii - 0.0%
Hawaii - 0.0%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2025 E, 5% 7/1/2026	655,000	657,640
Idaho - 0.0%
Idaho - 0.0%
Health Care - 0.0%
Idaho Health Facilities Authority (Trinity Health Proj.) Series 2013ID, 2.625% tender 12/1/2048 (c)	1,000,000	1,000,000
Illinois - 1.0%
Illinois - 1.0%
Escrowed/Pre-Refunded - 0.0%
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	750,000	758,590
General Obligations - 0.5%
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	1,090,000	1,103,837
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2026	460,000	465,621
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	900,000	906,821
Illinois St Gen. Oblig. 5% 4/1/2027	2,800,000	2,856,360
Illinois St Gen. Oblig. 5% 4/1/2027	700,000	714,090
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	1,800,000	1,821,604
Illinois St Gen. Oblig. Series 2017 B, 5% 12/1/2026	900,000	910,802
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	1,400,000	1,402,676
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	6,470,000	6,538,701
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2026	800,000	807,270
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2027	310,000	316,283
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	565,000	566,100
Illinois St Gen. Oblig. Series MARCH 2021 B, 5% 3/1/2027	450,000	459,115
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2026	2,135,000	2,142,358
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	380,000	380,000
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2026	1,300,000	1,313,430
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2026	235,000	237,041
		22,942,109
Health Care - 0.3%
Illinois Fin Auth Rev (Advocate Health Care Network Proj.) SIFMA Municipal Swap Index + 0.3%, 3.39% tender 4/1/2051 (c)(e)	10,510,000	10,510,000
Special Tax - 0.2%
Illinois St Sales Tax Rev Series 2021 A, 4% 6/15/2026	135,000	135,170
Illinois St Sales Tax Rev Series DECEMBER 2025 A, 5% 6/15/2026	6,200,000	6,215,855
Illinois St Sales Tax Rev Series MARCH 2025A, 5% 6/15/2026	1,000,000	1,002,854
		7,353,879
TOTAL ILLINOIS		41,564,578
Indiana - 0.0%
Indiana - 0.0%
Escrowed/Pre-Refunded - 0.0%
Indiana St Fin Auth Rev Series 2016 A, 4% 3/1/2044 (Pre-refunded to 9/1/2026 at 100)	350,000	351,607
Kansas - 0.3%
Kansas - 0.3%
Escrowed/Pre-Refunded - 0.0%
Wyandotte County KS Unified School District 500 Series A, 5.5% 9/1/2047 (Pre-refunded to 9/1/2026 at 100)	1,545,000	1,560,237
General Obligations - 0.3%
Lawrence KS Gen. Oblig. Series 2026 I, 4% 5/1/2027	400,000	405,178
Wichita KS Gen. Oblig. BAN 5% 10/15/2026	3,410,000	3,446,426
Wichita KS Gen. Oblig. BAN Series 324, 4% 10/15/2026 (f)	8,670,000	8,718,032
		12,569,636
TOTAL KANSAS		14,129,873
Kentucky - 0.1%
Kentucky - 0.1%
General Obligations - 0.1%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2024 B, 5% 11/1/2026	880,000	890,108
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2025 B, 5% 9/1/2026	600,000	604,580
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2025A, 5% 9/1/2026	700,000	705,343
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2026	575,000	581,664
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2024A, 5% 7/1/2026	500,000	501,997

TOTAL KENTUCKY		3,283,692
Maine - 0.1%
Maine - 0.1%
General Obligations - 0.1%
Cape Elizabeth ME BAN Series 2026A, 5% 11/30/2026	4,400,000	4,465,481
Maryland - 0.2%
Maryland - 0.2%
General Obligations - 0.2%
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2027	1,700,000	1,735,841
Baltimore Cnty MD Gen. Oblig. Series 2024, 5% 2/1/2027	2,210,000	2,251,821
State of Maryland Gen. Oblig. 5% 8/1/2026	715,000	719,232
		4,706,894
Special Tax - 0.0%
Maryland St Dept Transn Cons Series 2018, 5% 10/1/2026	1,700,000	1,717,180
TOTAL MARYLAND		6,424,074
Massachusetts - 0.6%
Massachusetts - 0.6%
General Obligations - 0.6%
Agawam MA BAN 4% 9/24/2026	3,900,000	3,922,223
Burlington Mass BAN 3.5% 4/23/2027	5,370,000	5,422,786
Hopkinton MA BAN 4% 6/10/2026	13,300,000	13,314,138
Middleborough MA Gen. Oblig. BAN 4% 9/25/2026	2,600,000	2,614,701

TOTAL MASSACHUSETTS		25,273,848
Michigan - 0.2%
Michigan - 0.2%
Escrowed/Pre-Refunded - 0.0%
University MI Univ Revs Series 2017 A, 5% 4/1/2047 (Pre-refunded to 4/1/2027 at 100)	275,000	280,984
Health Care - 0.2%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 3.34% tender 1/15/2047 (c)(e)	8,570,000	8,570,000
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2027	925,000	946,165
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2026	370,000	375,481
		9,891,646
TOTAL MICHIGAN		10,172,630
Minnesota - 0.1%
Minnesota - 0.1%
General Obligations - 0.1%
Hennepin Cnty Minn Gen. Oblig. Series 2025D, 5% 12/1/2026	700,000	709,654
Minnesota St Gen. Oblig. 5% 8/1/2026	350,000	352,095
Minnesota St Gen. Oblig. Series 2024A, 5% 8/1/2026	590,000	593,501
Rosemont MN Indpt Sch Dist 196 Series 2026A, 5% 2/1/2027 (Minnesota St Guaranteed)	1,750,000	1,781,318

TOTAL MINNESOTA		3,436,568
Nevada - 0.1%
Nevada - 0.1%
General Obligations - 0.1%
Clark Cnty NV School Dist Gen. Oblig. Series 2016 F, 3% 6/15/2026	500,000	500,000
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	405,000	406,196
Clark Cnty NV School Dist Series 2020 B, 5% 6/15/2026	555,000	556,306
Clark Cnty NV School Dist Series 2025A, 5% 6/15/2026	1,195,000	1,197,768

TOTAL NEVADA		2,660,270
New Jersey - 3.4%
New Jersey - 3.4%
General Obligations - 3.4%
Bordentown Twp NJ Ban Gen. Oblig. BAN Series 2026A, 3.5% 3/25/2027	5,200,000	5,253,417
Brick Twp NJ Gen. Oblig. BAN Series 2026, 3.5% 3/12/2027	3,500,000	3,534,529
Burlington Cnty N J Gen. Oblig. BAN Series 2025A, 4% 6/17/2026	9,300,000	9,310,682
Cedar Grove Twp NJ Gen. Oblig. BAN Series 2025, 4% 6/24/2026	3,000,000	3,003,743
Collingswood NJ Gen. Oblig. BAN 3.5% 3/10/2027	1,900,000	1,917,498
Edison Twp NJ Gen. Oblig. BAN Series 2025, 4% 11/5/2026	7,700,000	7,757,626
Freehold Township NJ Gen. Oblig. BAN Series 2025B, 3.5% 10/19/2026	8,100,000	8,133,258
Hamilton Twp Mercer CO NJ Gen. Oblig. BAN Series 2026 A, 3.5% 5/12/2027 (f)	3,700,000	3,733,152
Hazlet Twp NJ Gen. Oblig. BAN Series 2025 A, 3.5% 11/4/2026	3,700,000	3,716,993
Hudson Cnty NJ Impt Auth Lease Rev RAN Series B 1, 4% 6/24/2026	5,700,000	5,708,185
Jefferson Twp NJ Gen. Oblig. BAN 4% 6/12/2026	3,200,000	3,203,178
Lakewood NJ Tan Gen. Oblig. BAN Series 2025, 3.5% 12/16/2026	19,700,000	19,818,112
Monmouth Cnty NJ Impt Auth Rev Gen. Oblig. BAN Series 2026, 4% 3/12/2027	150,000	151,786
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2017 DDD, 5% 6/15/2026	1,175,000	1,177,660
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	1,100,000	1,102,508
New Jersey St Gen. Oblig. 5% 6/1/2026	2,175,000	2,178,513
North Brunswick Twp NJ Gen. Oblig. BAN Series 2025A, 4% 7/6/2026	15,500,000	15,527,486
Passaic Cnty NJ Gen. Oblig. BAN 3.5% 10/29/2026	6,430,000	6,460,151
Scotch Plains Twp NJ Gen. Oblig. BAN 3.75% 8/25/2026	1,300,000	1,302,925
Stafford Twp NJ Gen. Oblig. BAN Series 2025A, 3.5% 10/20/2026	9,600,000	9,642,795
Vernon Twp NJ Ban Gen. Oblig. BAN 3.75% 8/21/2026	2,488,000	2,495,428
Verona Twp NJ Gen. Oblig. BAN Series 2025B, 3.5% 10/21/2026	2,073,000	2,081,804
West Caldwell Twp NJ Gen. Oblig. BAN 3.75% 9/2/2026	2,982,000	2,993,346
West Milford Township NJ Gen. Oblig. BAN 3.75% 9/11/2026	3,750,185	3,764,684
Westfield NJ Gen. Oblig. BAN 4% 11/6/2026	2,600,000	2,612,663
Wood-Ridge Boro NJ BAN 4% 5/14/2026	4,900,000	4,901,353
Woodcliff Lake NJ Gen. Oblig. BAN 3.75% 9/18/2026	2,200,000	2,207,384
		133,690,859
Housing - 0.0%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	1,800,000	1,799,550
TOTAL NEW JERSEY		135,490,409
New Mexico - 0.1%
New Mexico - 0.1%
Housing - 0.1%
New Mexico Mtg Fin Auth (Nm Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) 3% tender 9/1/2057 (c)	2,600,000	2,600,000
New Mexico Mtg Fin Auth (Nm Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) 3% tender 9/1/2057 (c)	2,100,000	2,100,000
New Mexico Mtg Fin Auth (Nm Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) 3% tender 9/1/2057 (c)	215,000	215,000

TOTAL NEW MEXICO		4,915,000
New York - 1.8%
New York - 1.8%
General Obligations - 1.8%
Burnt Hills Ballston Lake NY Cent Sch Dist BAN Series 2025, 4% 6/18/2026	8,300,000	8,308,994
Connetquot Central School District TAN Series 2025 2026 TAXES, 3.25% 6/24/2026	1,500,000	1,501,502
Hempstead Vlg NY Gen. Oblig. BAN Series 2026, 3.5% 4/30/2027	2,900,000	2,924,785
Island Trees Ufsd New York BAN Series 2025, 3.5% 6/17/2026	3,600,000	3,603,756
Livingston Cnty NY Gen. Oblig. BAN 3.5% 12/11/2026	3,700,000	3,703,492
Longwood Cent Sch Dist Suffolk Co NY TAN Series 2025 2026 TAXES, 4% 6/18/2026	1,500,000	1,502,776
Newburgh NY Enlarged City Sch Dist BAN Series 2025, 4% 6/24/2026	22,100,000	22,128,511
Niagara-Wheatfield NY Csd BAN 4% 6/25/2026	3,315,000	3,319,116
South Colonie NY Cent Sch Dist BAN Series 2025A, 4% 7/9/2026	16,300,000	16,328,688
South Huntington NY Ufsd TAN Series 2025 2026 TAXES, 4% 6/24/2026	1,300,000	1,302,712
White Plains NY City Sch Dist BAN Series 2025, 3.5% 6/19/2026	6,100,000	6,107,691

TOTAL NEW YORK		70,732,023
North Carolina - 0.1%
North Carolina - 0.1%
General Obligations - 0.1%
State of North Carolina (North Carolina St Proj.) Series 2017 B, 5% 5/1/2026	100,000	100,000
State of North Carolina Gen. Oblig. Series 2025B, 5% 5/1/2026	1,100,000	1,100,000
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2026	4,000,000	4,000,000

TOTAL NORTH CAROLINA		5,200,000
Ohio - 1.6%
Ohio - 1.6%
General Obligations - 1.0%
Bay Village Ohio Gen. Oblig. BAN 4% 12/17/2026	900,000	905,947
Centerville OH Gen. Oblig. BAN Series 2026, 4% 4/1/2027	2,000,000	2,023,229
Cleveland OH Gen. Oblig. BAN Series 2025, 4% 12/9/2026	2,800,000	2,822,729
County of Muskingum OH Gen. Oblig. BAN Series 2025A, 4% 12/15/2026	4,100,000	4,131,896
County of Muskingum OH Gen. Oblig. BAN Series 2025B, 4% 6/16/2026	1,400,000	1,402,233
Cuyahoga Cnty OH Gen. Oblig. BAN 4.25% 5/4/2026	2,600,000	2,602,344
Delaware OH Gen. Oblig. BAN Series 2026, 3.75% 4/14/2027	1,400,000	1,414,951
Hamilton OH Gen. Oblig. BAN Series 2025, 4% 12/15/2026	2,600,000	2,622,149
Huber Heights OH Gen. Oblig. BAN Series 2025, 5% 6/25/2026	3,500,000	3,509,091
Jonathan Alder OH Loc Sch Dist BAN 4% 6/2/2026	1,000,000	1,001,031
Lakewood OH Gen. Oblig. BAN 4% 4/7/2027	3,200,000	3,225,745
Lebanon OH Gen. Oblig. BAN 4% 1/21/2027	900,000	907,989
Lorain Cnty OH Gen. Oblig. BAN Series 2026 A, 4% 4/21/2027	1,350,000	1,363,774
Miamisburg OH Gen. Oblig. BAN 3.75% 10/21/2026	900,000	905,141
Monroe OH Loc Sch Dist BAN 4% 12/2/2026	2,800,000	2,819,730
New Albany Ohio Gen. Oblig. BAN 3.75% 6/4/2026	1,400,000	1,401,410
Oak Hills OH Loc Sch Dist BAN 4% 6/3/2026	1,900,000	1,902,499
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series 2025A, 5% 10/1/2026	605,000	611,193
Solon OH Go Gen. Oblig. BAN 4% 12/8/2026	1,300,000	1,309,187
Springfield OH Gen. Oblig. BAN Series 2026, 4% 3/23/2027	1,500,000	1,519,735
State of Ohio Gen. Oblig. Series 2025A, 5% 9/1/2026	300,000	302,370
State of Ohio Gen. Oblig. Series 2025D, 5% 11/1/2026	600,000	607,143
State of Ohio Gen. Oblig. Series X, 5% 5/1/2026	1,000,000	1,000,000
State of Ohio Series 2025A, 5% 12/1/2026	400,000	405,586
Vandalia City OH Gen. Oblig. BAN Series 2025, 4% 12/2/2026	1,400,000	1,410,200
Wyoming OH Gen. Oblig. BAN 4% 10/13/2026	1,100,000	1,106,782
Wyoming OH Gen. Oblig. BAN Series 2026, 4% 10/13/2026 (g)	700,000	704,481
		43,938,565
Health Care - 0.4%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	1,280,000	1,286,932
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2013OH, 2.625% tender 12/1/2046 (c)	1,600,000	1,600,000
Ohio St Hosp Rev (Cleveland Clinic Foundtn (The) Proj.) 2.42% tender 7/16/2026 CP mode (c)	4,200,000	4,200,000
Ohio St Hosp Rev (Cleveland Clinic Foundtn (The) Proj.) 2.42% tender 8/18/2026 CP mode (c)	2,900,000	2,900,000
Ohio St Hosp Rev (Cleveland Clinic Foundtn (The) Proj.) 2.42% tender 8/4/2026 CP mode (c)	5,200,000	5,200,000
		15,186,932
Resource Recovery - 0.2%
Central OH Solid Waste Auth Gen. Oblig. BAN 4% 10/28/2026	3,600,000	3,623,421
Transportation - 0.0%
Ohio St Mjr New St Infst Proj Rev Series 2026 1, 5% 12/15/2026 (f)	1,100,000	1,115,675
TOTAL OHIO		63,864,593
Oregon - 0.0%
Oregon - 0.0%
General Obligations - 0.0%
Oregon St Gen. Oblig. Series 2025 K, 5% 11/1/2026	1,000,000	1,012,016
Pennsylvania - 0.2%
Pennsylvania - 0.2%
General Obligations - 0.2%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2026	3,720,000	3,727,303
Pennsylvania St 5% 9/1/2026	2,300,000	2,319,105
Pennsylvania St Gen. Oblig. Series 2016, 5% 9/15/2026	495,000	499,221
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2026	1,410,000	1,419,867
Pennsylvania St Gen. Oblig. Series 2026, 5% 4/1/2027	600,000	613,800

TOTAL PENNSYLVANIA		8,579,296
Rhode Island - 0.2%
Rhode Island - 0.2%
General Obligations - 0.2%
Barrington RI BAN 4% 5/28/2026	3,000,000	3,001,913
South Kingston RI BAN Series 2025 I, 4% 6/25/2026	3,200,000	3,204,584

TOTAL RHODE ISLAND		6,206,497
South Carolina - 1.1%
South Carolina - 1.1%
General Obligations - 1.1%
Berkeley Cnty SC School Dist Series 2025A, 5% 6/1/2026	1,000,000	1,001,710
Charleston County School District BAN 5% 5/7/2026	15,000,000	15,004,542
Clover SC Sch Dist No 2 York Cnty BAN Series 2025, 5% 10/1/2026	7,045,000	7,115,625
Greenville CO School Dist SC Series 2025C, 5% 6/29/2026	7,045,000	7,071,644
Orangeburg County School District BAN Series 2025, 5% 8/13/2026	2,245,000	2,259,243
York Cnty SC Sch Dist No 1 York BAN Series 2025, 4% 7/30/2026	400,000	401,403
York Cnty SC Sch Dist No 4 Fort Mill BAN 4% 10/7/2026	12,555,000	12,634,934

TOTAL SOUTH CAROLINA		45,489,101
Texas - 0.5%
Texas - 0.5%
Education - 0.0%
Board of Regents of the University of Texas System Series 2016 D, 5% 8/15/2026	800,000	805,685
Texas A&M Univ Revs Series 2017E, 5% 5/15/2026	500,000	500,478
Texas A&M Univ Revs Series 2024A, 5% 5/15/2026	365,000	365,304
		1,671,467
Electric Utilities - 0.0%
Austin TX Elec Util Sys Rev Series 2025, 5% 11/15/2026	400,000	404,973
Escrowed/Pre-Refunded - 0.0%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev 5% tender 11/15/2052 (c)	210,000	210,108
General Obligations - 0.5%
Aldine TX Indpt Sch Dist Series 2026, 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed) (f)	1,625,000	1,632,573
Cypress-Fairbanks TX Isd Series 2026, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	135,000	137,610
Dallas TX Gen. Oblig. Series 2025, 5% 8/15/2026	1,300,000	1,308,725
Del Valle Tex Indpt Sch Dist 5% 6/15/2026 (Permanent Sch Fund of Texas Guaranteed)	620,000	621,743
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2026	355,000	358,333
Houston TX TRAN 4% 6/30/2026	2,100,000	2,104,748
Houston TX TRAN Series 2025, 5% 6/30/2026	4,200,000	4,216,300
Katy TX Ind Sch Dist Series 2024, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	320,000	326,204
Keller Texas Indpt School Dist Series 2025, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	1,937,334
Round Rock TX Indpt Sch Dist Series 2019 A, 5% 8/1/2026 (Permanent Sch Fund of Texas Guaranteed)	765,000	769,713
Texas State Gen. Oblig. Series 2024, 5% 10/1/2026	270,000	272,577
Texas Transn Commn Gen. Oblig. Series 2026, 5% 4/1/2027 (f)	1,400,000	1,431,794
		15,117,654
Health Care - 0.0%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (c)	835,000	846,559
Water & Sewer - 0.0%
Tarrant Regl Wtr Dist Tex Wtr 5% 3/1/2027	1,400,000	1,428,641
Texas Wtr Dev Brd Series 2022, 5% 10/15/2026	350,000	353,455
		1,782,096
TOTAL TEXAS		20,032,857
Utah - 0.0%
Utah - 0.0%
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (c)	650,000	653,407
Virginia - 0.1%
Virginia - 0.1%
Escrowed/Pre-Refunded - 0.1%
Hampton Rds VA Transn Accountability Commn Rev Series 2021 A, 5% 7/1/2026	4,950,000	4,967,822
Washington - 0.4%
Washington - 0.4%
General Obligations - 0.4%
King Cnty WA Gen. Oblig. Series 2025B, 5% 12/1/2026	2,100,000	2,130,192
King Cnty WA Sch Dist No 405 Bellevue Series 2026, 5% 12/1/2026 (State of Washington Guaranteed) (f)	3,200,000	3,244,864
Snohomish Cnty WA Sch Dist #6 Mukilteo 5% 12/1/2026 (State of Washington Guaranteed)	1,100,000	1,115,668
Snohomish Cnty Wash SD No 201 Series 2025, 5% 12/1/2026 (State of Washington Guaranteed)	800,000	810,381
State of Washington Gen. Oblig. Series R 2020C, 5% 7/1/2026	1,790,000	1,797,097
State of Washington Gen. Oblig. Series R 2025 A, 4% 7/1/2026	2,145,000	2,150,118
State of Washington Gen. Oblig. Series R 2026A, 5% 7/1/2026	5,600,000	5,622,197

TOTAL WASHINGTON		16,870,517
Wisconsin - 0.2%
Wisconsin - 0.2%
General Obligations - 0.2%
Madison WI Met Sch Dist TRAN Series 2025, 5% 9/1/2026	5,100,000	5,141,092
Wisconsin St Gen. Oblig. Series 2024 1, 5% 5/1/2026	625,000	625,000
		5,766,092
Health Care - 0.0%
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2026	240,000	240,175
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2026	220,000	222,632
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (c)	325,000	325,892
		788,699
TOTAL WISCONSIN		6,554,791
TOTAL MUNICIPAL SECURITIES (Cost $554,168,662)		554,168,662

Tender Option Bond - 33.6%
	Principal Amount (a)	Value ($)
Alabama - 1.7%
Alabama Infirmary Health Rev Participating VRDN Series 5065, 3.12% 2/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	19,400,000	19,400,000
Black Belt Energy Gas Dist Alagas Proj Rev Participating VRDN Series 2026 XM1361, 3.14% 10/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,900,000	2,900,000
Black Belt Energy Gas Dist Alagas Proj Rev Participating VRDN Series 2026 XM1362, 3.14% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,200,000	3,200,000
Black Belt Energy Gas District Alagas Proj Rev Participating VRDN Series 2025 XL0702, 3.14% 10/1/2035 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,100,000	3,100,000
Black Belt Energy Gas District Alagas Proj Rev Participating VRDN Series 2025 ZL0724, 3.14% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,300,000	3,300,000
Black Belt Energy Gas District Alagas Proj Rev Participating VRDN Series 5088, 3.29% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	4,200,000	4,200,000
Black Belt Energy Gas District Alagas Proj Rev Participating VRDN Series 5104, 3.29% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	3,800,000	3,800,000
Black Belt Energy Gas District Participating VRDN Series 2024 XM1190, 3.14% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	700,000	700,000
Black Belt Energy Gas District Participating VRDN Series 2025 XF8002, 3.12% 5/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	12,000,000	12,000,000
Black Belt Energy Gas District Participating VRDN Series 2025 XM1233, 3.14% 3/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	700,000	700,000
East Alabama Health Care Auth Participating VRDN Series 2025 BAML5061, 3.59% 9/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(c)	4,885,000	4,885,000
Energy Southeast AL Coop District Participating VRDN 3.14% 7/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,000,000	2,000,000
Jefferson County Swr Rev Participating VRDN Series 2024 XL0531, 3.13% 10/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	665,000	665,000
Southeast Energy Auth Participating VRDN Series 2023 XM1135, 3.12% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,675,000	3,675,000
Southeast Energy Auth Participating VRDN Series 2025 XF1801, 3.13% 1/1/2056 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	4,000,000	4,000,000
TOTAL ALABAMA		68,525,000
Alaska - 0.1%
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 3.32% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	517,520	517,520
Anchorage AK MBIA Participating VRDN 3.12% 6/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,700,000	3,700,000
TOTAL ALASKA		4,217,520
Arizona - 0.6%
Arizona Health Facilities Auth Rev Participating VRDN Series 2022 MIZ9101, 3.29% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	500,000	500,000
Arizona Health Facs Auth Rev Participating VRDN Series 3384, 3.12% 1/1/2037 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	6,345,000	6,345,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 3.32% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	500,000	500,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 3.32% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	400,000	400,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9240, 3.32% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	900,000	900,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9241, 3.32% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	600,000	600,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9242, 3.32% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	900,000	900,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9248, 3.32% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	800,000	800,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9249, 3.32% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	600,000	600,000
Arizona Ind Dev Auth Participating VRDN 3.32% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	600,000	600,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 3.32% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,500,000	1,500,000
Arizona St Ind Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9211, 3.32% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	400,000	400,000
Arizona St Ind Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9213, 3.32% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	800,000	800,000
Arizona St Ind Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9215, 3.32% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	600,000	600,000
Arizona St Ind Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9216, 3.32% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	600,000	600,000
Maricopa Cnty AZ IDA Honor Hlth Participating VRDN Series E 147, 3.12% 9/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	6,500,000	6,500,000
Mesa AZ Util Sys Rev Participating VRDN 3.14% 7/1/2046 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	1,100,000	1,100,000
Salt Verde Finl Corp Sr Gas Rev Participating VRDN Series 2018 XF2537, 3.13% 12/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,015,000	2,015,000
TOTAL ARIZONA		25,660,000
California - 0.4%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9231, 3.27% 9/9/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	4,100,000	4,100,000
California Public Finance Authority Participating VRDN 3.27% 5/8/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	8,300,000	8,300,000
River Islands Pub Fing Auth Participating VRDN 3.27% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,700,000	3,700,000
TOTAL CALIFORNIA		16,100,000
Colorado - 0.6%
Colorado Ctfs of Prtn Participating VRDN 3.12% 12/15/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,905,000	2,905,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN 3.12% 11/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,600,000	2,600,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2019 XG0251, 3.14% 8/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	390,000	390,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2020 XM0829, 3.12% 8/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,195,000	2,195,000
Colorado Health Facilities Authority Participating VRDN Series 2023 XM1124, 3.12% 11/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,345,000	2,345,000
Colorado Health Facilities Authority Series 2025 MS0043, 3.29% tender 11/15/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	1,740,000	1,740,000
Denver CO Cty & Cnty Sch Dis 1 Participating VRDN Series 2025 XG0603, 3.12% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	5,000,000	5,000,000
Denver CO Cty & Cnty Sch Dis 1 Participating VRDN Series 2025 XL0717, 3.12% 12/1/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	1,500,000	1,500,000
Regional Transn Dist CO Sales Participating VRDN Series 2025 CF7024, 3.12% 11/1/2033 (Liquidity Facility Citibank NA) (b)(c)	4,605,000	4,605,000
TOTAL COLORADO		23,280,000
Connecticut - 1.4%
Conn St Hsg Fin Auth Participating VRDN Series 2025 CF7067, 3.12% 11/15/2052 (Liquidity Facility Citibank NA) (b)(c)	1,900,000	1,900,000
Connecticut St Participating VRDN Series 2017 014, 3.13% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(c)	15,715,000	15,715,000
Connecticut St Participating VRDN Series 2017 016, 3.13% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(c)	33,335,000	33,335,000
Connecticut St Spl Tax Oblig Participating VRDN 3.12% 7/1/2043 (Liquidity Facility Barclays Bank PLC) (b)(c)	6,020,000	6,020,000
TOTAL CONNECTICUT		56,970,000
Delaware - 0.1%
Delaware Multi Fam Hsg Chritina Village Participating VRDN 3.32% 5/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,500,000	1,500,000
Delaware Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9182, 3.32% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,200,000	1,200,000
TOTAL DELAWARE		2,700,000
District Of Columbia - 0.2%
District Columbia Gen. Oblig. Participating VRDN 3.12% 6/1/2040 (Liquidity Facility Citibank NA) (b)(c)	5,000,000	5,000,000
District Columbia Income Tax Rev Participating VRDN Series 2022 YX1195, 3.12% 3/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)	895,000	895,000
District Columbia Wtr & Swr Auth Pub Util Rev Participating VRDN Series 2025 XF3433, 3.12% 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,410,000	2,410,000
TOTAL DISTRICT OF COLUMBIA		8,305,000
District Of Columbia,Virginia - 0.0%
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XF0853, 3.13% 10/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	1,210,000	1,210,000
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XG0267, 3.14% 10/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,045,000	1,045,000
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		2,255,000
Florida - 3.2%
Brevard County Health Facilities Auth Rev Participating VRDN Series 2022 XL0253, 3.14% 4/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,630,000	2,630,000
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN 3.47% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	975,000	975,000
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN Series 2023 XF1641, 3.19% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,375,000	5,375,000
Capital Trust Auth Participating VRDN Series 5094, 3.12% 12/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	13,700,000	13,700,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN Series 2023 XL0429, 3.2% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	900,000	900,000
Florida Dev Fin Corp Healthcare Facility Rev Participating VRDN 3.53% 2/1/2045 (Liquidity Facility Bank of America, N.A.) (b)(c)	7,395,000	7,395,000
Gainesville FL Utils Sys Rev Participating VRDN Series 2023 YX1284, 3.12% 10/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)	7,825,000	7,825,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XG0617, 3.12% 11/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,400,000	1,400,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XL0669, 3.53% 11/15/2054 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,600,000	1,600,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1229, 3.12% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,600,000	4,600,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1246, 3.12% 11/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,000,000	2,000,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1336, 3.12% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,825,000	2,825,000
Hillsborough County Indl Dev Participating VRDN 3.13% 8/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,710,000	1,710,000
Jacksonville Fla Spl Rev Series 2025 MS0068E, 3.29% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	4,100,000	4,100,000
JEA FL Wtr & Swr Sys Rev Participating VRDN 3.12% 10/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	2,665,000	2,665,000
JEA FL Wtr & Swr Sys Rev Series 2025 MS0033, 3.25% tender 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,435,000	2,435,000
Miami-Dade Cnty FL Sch Dist Participating VRDN Series 2025 CF7023, 3.14% 3/15/2047 (Liquidity Facility Citibank NA) (b)(c)	9,300,000	9,300,000
Miami-Dade Cnty FL Sch Dist Participating VRDN Series 2026 CF7087, 3.12% 3/15/2046 (Liquidity Facility Citibank NA) (b)(c)	8,500,000	8,500,000
Miami-Dade Cnty FL Wtr & Swr Rev Participating VRDN Series 2023 XM1122, 3.12% 10/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)	6,100,000	6,100,000
Miami-Dade County Expressway Auth Participating VRDN Series 2019 XG0252, 3.14% 7/1/2034 (Liquidity Facility Bank of America, N.A.) (b)(c)	4,400,000	4,400,000
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Participating VRDN Series 2022 XG0370, 3.19% 8/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,900,000	1,900,000
Pasco County FL Hosp Rev Participating VRDN Series 2023 XM1155, 3.12% 7/1/2030 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	9,385,000	9,385,000
Sarasota Co FL Pub Hsp Dst Hsp Participating VRDN Series 5108, 3.12% 7/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	7,200,000	7,200,000
South Broward Hosp Dist FL Rev Participating VRDN Series 2021 XG0345, 3.12% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,060,000	2,060,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN Series 2018 XG0173, 3.19% 8/15/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,000,000	2,000,000
Tampa Bay Water Participating VRDN 3.12% 10/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(c)	4,285,000	4,285,000
Tampa Bay Water Series 2025 MS0066E, 3.27% tender 10/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	3,200,000	3,200,000
Tampa FL Hosp Rev Participating VRDN Series 2025 XG0613, 3.12% 8/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,800,000	1,800,000
Volusia Cnty Fla Hosp Rev Participating VRDN Series 5078, 3.4% 12/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	9,500,000	9,500,000
TOTAL FLORIDA		131,765,000
Georgia - 1.6%
Brookhaven Development Authority Participating VRDN Series 2019 XG0244, 3.12% 7/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,830,000	3,830,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 3.13% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	14,700,000	14,700,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 3.14% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,700,000	4,700,000
Cartersville GA Wtr & Swr Rev Participating VRDN Series 2026 XF8125, 3.12% 6/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,200,000	3,200,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF1554, 3.13% 1/1/2059 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	7,140,000	7,140,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF3106, 3.13% 7/1/2063 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,375,000	3,375,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF3183, 3.13% 1/1/2059 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,310,000	4,310,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XG0470, 3.14% 1/1/2059 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,800,000	1,800,000
Georgia St Gen. Oblig. Participating VRDN Series 2024 CF7007, 3.12% 7/1/2041 (Liquidity Facility Citibank NA) (b)(c)	3,500,000	3,500,000
Main Str Nat Gas Inc GA Gas Supply Rev Participating VRDN Series 2026 XM1363, 3.14% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,700,000	1,700,000
Main Street Natural Gas Inc Participating VRDN Series 2019 XF0751, 3.12% 5/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	9,585,000	9,585,000
Main Street Natural Gas Inc Participating VRDN Series 2023 XF1601, 3.12% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,200,000	2,200,000
Main Street Natural Gas Inc Participating VRDN Series 2023 XG0489, 3.12% 12/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,665,000	2,665,000
Main Street Natural Gas Inc Participating VRDN Series 2023 ZF1655, 3.12% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,015,000	1,015,000
Main Street Natural Gas Inc Participating VRDN Series 2024 XM1187, 3.14% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	700,000	700,000
Muni Elec Auth of Georgia Participating VRDN Series 2019 XG0254, 3.14% 1/1/2063 (Liquidity Facility Bank of America, N.A.) (b)(c)	2,110,000	2,110,000
TOTAL GEORGIA		66,530,000
Illinois - 3.0%
Chicago Il Participating VRDN Series E 169, 3.15% 5/31/2030 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	17,350,000	17,350,000
Chicago O'Hare Int'l Arpt Rev Participating VRDN Series 2019 XF0736, 3.12% 1/1/2061 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,045,000	4,045,000
Chicago Transit Auth Participating VRDN Series 2020 XL0145, 3.13% 12/1/2057 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,650,000	3,650,000
Chicago Transit Auth Participating VRDN Series 2023 XG0487, 3.12% 12/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,400,000	4,400,000
IL Met Pier & Exp Auth Participating VRDN Series 2025 XF1905, 3.13% 6/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,800,000	2,800,000
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 3.34% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(c)	7,000,000	7,000,000
Illinois Fin Auth Rev Participating VRDN Series 2018 XF0711, 3.12% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	13,550,000	13,550,000
Illinois Fin Auth Rev Participating VRDN Series 2023 XF1540, 3.12% 12/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,500,000	2,500,000
Illinois Fin Auth Rev Participating VRDN Series 5103, 3.12% 8/15/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	7,600,000	7,600,000
Illinois Finance Authority Rev Participating VRDN 3.12% 8/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,000,000	4,000,000
Illinois Finance Authority Rev Participating VRDN 3.12% 8/15/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,695,000	5,695,000
Illinois Finance Authority Rev Participating VRDN 3.12% 8/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,695,000	2,695,000
Illinois Gen. Oblig. Participating VRDN 3.14% 5/1/2039 (Liquidity Facility Bank of America, N.A.) (b)(c)	5,000,000	5,000,000
Illinois Gen. Oblig. Participating VRDN Series 2022 XL0260, 3.12% 3/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,455,000	1,455,000
Illinois Gen. Oblig. Participating VRDN Series 2025 XF8078, 3.12% 9/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,195,000	5,195,000
Illinois Housing Development Authority Participating VRDN Series 2026 XF8140, 3.13% 10/1/2046 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	1,880,000	1,880,000
Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 3.32% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	10,900,000	10,900,000
Illinois St Participating VRDN Series 2025 XM1320, 3.12% 9/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,000,000	4,000,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN 3.12% 1/1/2045 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,915,000	3,915,000
Metropolitan Pier & Exposition Participating VRDN Series 2015 XF1045, 3.13% 6/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	900,000	900,000
Metropolitan Pier & Exposition Participating VRDN Series 2025 XF8081, 3.12% 6/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	9,935,000	9,935,000
Regional Transn Auth IL Participating VRDN 3.14% 6/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,875,000	1,875,000
TOTAL ILLINOIS		120,340,000
Indiana - 0.5%
Indiana Fin Auth Health Facilities Rev Participating VRDN Series 2023 XF1569, 3.12% 8/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,905,000	1,905,000
Indiana Fin Auth Health Sys Rev Participating VRDN 3.12% 10/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,855,000	3,855,000
Indiana Fin Auth Health Sys Rev Participating VRDN 3.12% 10/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,400,000	2,400,000
Indiana Fin Auth Health Sys Rev Participating VRDN Series 2025 006, 3.12% 10/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	9,200,000	9,200,000
Indiana St Fin Auth Rev Participating VRDN Series 2025 XF3498, 3.12% 11/15/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,430,000	2,430,000
TOTAL INDIANA		19,790,000
Iowa - 0.2%
Iowa Fin Auth Rev Participating VRDN Series 2024 003, 3.34% 3/1/2027 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,000,000	5,000,000
Iowa Fin Auth Single Family Mtg Rev Participating VRDN Series 2023 XG0488, 3.12% 7/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,000,000	4,000,000
TOTAL IOWA		9,000,000
Kansas - 0.1%
K-State Athletics Inc Participating VRDN 3.13% 7/1/2042 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	1,575,000	1,575,000
University Kansas Hosp Auth Hlth Fac Rev Participating VRDN Series 2026 XG0638, 3.12% 3/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,400,000	2,400,000
TOTAL KANSAS		3,975,000
Kentucky - 0.4%
CommonSpirit Health Participating VRDN Series 2020 MIZ9021, 3.19% 5/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	1,900,000	1,900,000
Kentucky Bd Dev Corp Indl Bldg Rev Series 2026 MS0092, 3.27% tender 10/1/2056 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	7,600,000	7,600,000
Kentucky Econ Dev Fin Auth Hosp Rev Participating VRDN Series 2023 XF3181, 3.13% 6/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,175,000	2,175,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1188, 3.14% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	700,000	700,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1189, 3.14% 8/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	700,000	700,000
Kentucky Pub Energy Participating VRDN 3.14% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,000,000	2,000,000
Louisville & Jefferson KY Swr Sys Rev Participating VRDN 3.12% 5/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,500,000	2,500,000
TOTAL KENTUCKY		17,575,000
Louisiana - 0.1%
New Orleans LA Rev Participating VRDN Series 5099, 3.12% 6/30/2026 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,425,000	2,425,000
Maryland - 0.2%
Montgomery County Housing Opportunities Commission Participating VRDN 3.12% 1/1/2071 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,500,000	2,500,000
Prince Georges County MD Gen. Oblig. Participating VRDN Series 2025 CF7060, 3.12% 7/15/2039 (Liquidity Facility Citibank NA) (b)(c)	1,900,000	1,900,000
State of Maryland Gen. Oblig. Participating VRDN Series 2025 CF7049, 3.12% 3/15/2035 (Liquidity Facility Citibank NA) (b)(c)	4,100,000	4,100,000
TOTAL MARYLAND		8,500,000
Michigan - 0.6%
Bronson MI Hlth Rev Participating VRDN Series 2025 XL0615, 3.12% 5/15/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,000,000	3,000,000
Michigan Fin Auth Rev Participating VRDN Series 2023 XF1667, 3.12% 11/15/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,300,000	2,300,000
Michigan Finance Authority Participating VRDN Series 2025 XG0634, 3.14% 3/1/2051 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,300,000	3,300,000
Michigan Finance Authority Participating VRDN Series 2025 ZF3299, 3.14% 12/1/2042 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	1,825,000	1,825,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN 3.12% 12/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,710,000	3,710,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN Series 2023 XF1581, 3.13% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,600,000	2,600,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN Series 2024 XF3221, 3.12% 12/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,665,000	1,665,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN Series 2025 XF1874, 3.12% 12/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,665,000	2,665,000
Michigan St Univ Revs Participating VRDN Series 2025 XF3395, 3.12% 2/15/2055 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	4,000,000	4,000,000
TOTAL MICHIGAN		25,065,000
Minnesota - 0.3%
Duluth Econ Dev Auth Health Care Facs Rev Participating VRDN Series 2023 XG0523, 3.13% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	6,685,000	6,685,000
Minnesota Housing Finance Agency Participating VRDN Series 2020 XF2879, 3.12% 7/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	530,000	530,000
Rochester MN Health Care Facs Participating VRDN Series 2025 XF1876, 3.12% 11/15/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,435,000	1,435,000
Saint Paul Hsg & Redev Auth Rev Participating VRDN 3.32% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,600,000	1,600,000
TOTAL MINNESOTA		10,250,000
Mississippi - 0.2%
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 3.32% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,300,000	1,300,000
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 3.32% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	800,000	800,000
Mississippi Home Corp Single Family Mtg Rev Participating VRDN Series 2025 XX1388, 3.12% 12/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,000,000	3,000,000
Warren County Ctfs Prtn Participating VRDN Series 2023 XG0546, 3.12% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,545,000	1,545,000
TOTAL MISSISSIPPI		6,645,000
Missouri - 1.6%
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 3.32% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	900,000	900,000
Kansas City Spl Oblig Participating VRDN Series 2022 XG0361, 3.13% 9/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,700,000	1,700,000
Missouri Health & Edl Facilities Auth Rev Participating VRDN Series C 16, 3.14% 3/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	18,400,000	18,400,000
Missouri Health & Edl Facs Rev Participating VRDN Series C 23, 3.13% 6/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	7,600,000	7,600,000
Missouri Hlth & Edl Facs Rev Participating VRDN Series 2025 XF1839, 3.12% 4/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,950,000	2,950,000
Missouri Hlth & Edl Facs Rev Participating VRDN Series 2025 XF1841, 3.12% 4/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,665,000	2,665,000
Missouri Hlth & Edl Facs Rev Participating VRDN Series 2025 YX1436, 3.12% 1/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,730,000	3,730,000
Missouri Hlth Facs Auth Rev Participating VRDN Series 5066, 3.12% 6/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	14,200,000	14,200,000
Missouri St Hsg Dev Commn Single Family Mtg Rev Participating VRDN Series 2025 XF1885, 3.12% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,110,000	2,110,000
Montana Hlth Facs Auth Rev Participating VRDN 3.12% 11/15/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	5,815,000	5,815,000
St Louis Cnty MO Spl Oblig Participating VRDN Series 2022 XG0382, 3.12% 12/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,000,000	2,000,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9235, 3.32% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	508,334	508,334
St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 3.32% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,100,000	1,100,000
TOTAL MISSOURI		63,678,334
Nebraska - 0.3%
Central Plains Energy Proj Rev Participating VRDN Series 2022 ZL0301, 3.14% 5/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	215,000	215,000
Nebraska Invt Fin Auth Sfh Rev Participating VRDN Series 2024 XL0563, 3.12% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,000,000	2,000,000
Nebraska Invt Fin Auth Sfh Rev Participating VRDN Series 2024 YX1335, 3.12% 9/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,910,000	1,910,000
Nebraska Invt Fin Auth Sfh Rev Participating VRDN Series 2024 ZF1734, 3.12% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,320,000	3,320,000
Nebraska Invt Fin Auth Single Family Hsg Rev Participating VRDN Series 2025 XF1972, 3.12% 9/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,800,000	4,800,000
TOTAL NEBRASKA		12,245,000
Nevada - 0.0%
Las Vegas Valley NV Gen. Oblig. Series 2025 MS0057E, 3.26% tender 6/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	1,390,000	1,390,000
New Hampshire,New York - 0.4%
Nat'l Fin Auth NH Novant Hlth Participating VRDN Series E 157, 3.12% 11/1/2064 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	15,100,000	15,100,000
New Jersey - 0.4%
New Jersey Econ Dev Auth Participating VRDN Series 2016 XF2393, 3.12% 6/15/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,900,000	5,900,000
New Jersey Econ Dev Auth Participating VRDN Series 2017 XL0052, 3.12% 6/15/2042 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,500,000	2,500,000
New Jersey Trans Trust Fund Auth Participating VRDN 3.12% 6/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,250,000	4,250,000
New Jersey Trans Trust Fund Auth Participating VRDN 3.12% 6/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,650,000	1,650,000
New Jersey Turnpike Authority Participating VRDN 3.12% 1/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,240,000	1,240,000
TOTAL NEW JERSEY		15,540,000
New Jersey,Pennsylvania - 0.0%
Pennsylvania Hsg Fin Agcy Multi Fam Hsg Dev Rev Participating VRDN Series 2025 MIZ9245, 3.32% 1/7/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,600,000	1,600,000
New Mexico - 0.1%
Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 3.32% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,500,000	2,500,000
New Mexico St Hosp Equip Ln Council Hosp Rev Participating VRDN Series 2025 005, 3.34% 8/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,800,000	1,800,000
TOTAL NEW MEXICO		4,300,000
New York - 2.0%
City of New York NY Gen. Oblig. Participating VRDN Series 2025 ZF3405, 3.11% 8/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,030,000	4,030,000
New York City Gen. Oblig. Participating VRDN 3.12% 9/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	5,400,000	5,400,000
New York City Housing Development Corp Series 2026 MS0088, 3.26% tender 11/1/2065 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	1,200,000	1,200,000
New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Participating VRDN 3.12% 6/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	10,000,000	10,000,000
New York City Participating VRDN 3.12% 10/1/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,295,000	3,295,000
New York City Transitional Finance Authority Participating VRDN 3.12% 5/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,000,000	3,000,000
New York Dorm Auth Rev Participating VRDN Series E 146, 3.12% 5/15/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	5,100,000	5,100,000
New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 3.32% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	6,700,000	6,700,000
New York Metropolitan Trans Auth Rev Participating VRDN 3.12% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	12,435,000	12,435,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2868, 3.12% 11/15/2042 (Liquidity Facility Barclays Bank PLC) (b)(c)	10,500,000	10,500,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2878, 3.12% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,100,000	1,100,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XG0290, 3.12% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,600,000	2,600,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2022 YX1183, 3.12% 2/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,670,000	3,670,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2023 ZL0473, 3.12% 6/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,855,000	4,855,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XF3456, 3.12% 6/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	1,500,000	1,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 ZF3429, 3.11% 6/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,500,000	2,500,000
New York State Housing Finance Agency Participating VRDN Series 2026 MIZ9256, 3.32% 4/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,900,000	2,900,000
TOTAL NEW YORK		80,785,000
North Carolina - 1.1%
Charlotte NC Arpt Rev Participating VRDN Series 2025 XF1941, 3.12% 7/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	7,560,000	7,560,000
Charlotte NC Arpt Rev Participating VRDN Series 2025 YX1402, 3.12% 7/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,900,000	3,900,000
NC Hsg Fin Agy Homeownership Rev Participating VRDN Series 2023 YX1316, 3.12% 1/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,535,000	2,535,000
North Carolina St Gen. Oblig. Participating VRDN Series 2025 CF7068, 3.12% 6/1/2038 (Liquidity Facility Citibank NA) (b)(c)	5,200,000	5,200,000
Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 3.32% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,800,000	1,800,000
University Of North Carolina Health Care System Participating VRDN Series 5093, 3.12% 7/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	23,900,000	23,900,000
TOTAL NORTH CAROLINA		44,895,000
North Dakota - 0.1%
Grand Forks Health Care Sys Rev Participating VRDN Series 2023 XF1602, 3.13% 12/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	5,055,000	5,055,000
Ohio - 1.0%
Allen Cnty OH Hosp Facs Rev Participating VRDN Series 2017 XF2516, 3.18% 8/1/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	1,100,000	1,100,000
Allen Cnty OH Mercy Hlth Participating VRDN Series E 134, 3.12% 6/1/2034 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	5,085,000	5,085,000
Allen OH Bon Secours Mercy Hlth Participating VRDN Series E 164, 3.12% 11/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,700,000	1,700,000
Montgomery Cnty OH Kettering Hlth Participating VRDN Series E 132, 3.12% 8/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	15,400,000	15,400,000
Ohio Hosp Rev Participating VRDN Series C 18, 3.13% 1/15/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,400,000	1,400,000
Ohio Housing Finance Agency Participating VRDN Series 2024 XF1762, 3.12% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	730,000	730,000
Ohio St Hosp Rev Series 2026 MS0093, 3.27% tender 1/15/2033 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	3,400,000	3,400,000
Ohio University Hospital Participating VRDN Series C 22, 3.13% 1/15/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	5,000,000	5,000,000
Port of Grt Cincinnati OH Participating VRDN Series 2024 XL0553, 3.12% 12/1/2058 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,335,000	3,335,000
University Cincinnati OH Gen Participating VRDN Series 2025 XL0690, 3.12% 6/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	5,625,000	5,625,000
TOTAL OHIO		42,775,000
Oklahoma - 0.2%
OK Dev Fin Auth health Sys Rev Participating VRDN Series 2026 YX1453, 3.14% 8/15/2043 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,000,000	4,000,000
Oklahoma City Okla Wtr Utils Tr Util Sys Rev Participating VRDN Series 2024 XM1163, 3.12% 7/1/2064 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,700,000	3,700,000
TOTAL OKLAHOMA		7,700,000
Oregon - 0.5%
City of Bend OR Gen. Oblig. Participating VRDN Series 2025 XF1929, 3.12% 6/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(c)	4,000,000	4,000,000
Multinomah OR Adventist Health Participating VRDN 3.12% 3/1/2040 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,000,000	4,000,000
Multnomah Cnty OR Sch Dist No 1 Portland Participating VRDN 3.12% 6/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,480,000	4,480,000
Oregon St Hsg & Cmnty Svcs Dep Participating VRDN 3.32% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	500,000	500,000
Oregon St Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9230, 3.32% 9/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	400,000	400,000
Oregon St Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9243, 3.32% 11/17/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,000,000	1,000,000
Oregon St Hsg & Cmnty Svcs Dep Participating VRDN Series 2026 MIZ9251, 3.32% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	610,000	610,000
Port Morrow OR Full Faith & Cr Obligs Series 2024 MS0026, 3.29% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	5,000,000	5,000,000
Washington Cnty OR Sch Dist 48j Beaverton Participating VRDN 3.12% 6/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,340,000	1,340,000
TOTAL OREGON		21,330,000
Pennsylvania - 1.7%
Allegheny Cnty PA San Auth Swr Participating VRDN Series 2025 XF8088, 3.4% 12/1/2058 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,100,000	4,100,000
Allegheny Cnty PA San Auth Swr Participating VRDN Series 2025 XL0706, 3.12% 12/1/2058 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,000,000	1,000,000
Central Bradford Progress Auth Rev Participating VRDN Series 2022 XF1346, 3.14% 12/1/2051 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,675,000	1,675,000
Centre Cnty PA Hosp Auth Rev Participating VRDN Series 5100, 3.12% 11/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	8,390,000	8,390,000
Cumberland County Muni Auth Rev Participating VRDN 3.13% 11/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,200,000	1,200,000
Lehigh County Gen Purp Hosp Rev Participating VRDN Series 2023 BAML5039, 3.17% 7/1/2043 (Liquidity Facility Bank of America, N.A.) (b)(c)	4,410,000	4,410,000
Monroeville Fin Auth UPMC Rev Participating VRDN Series 2022 YX1185, 3.12% 2/15/2039 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,500,000	3,500,000
Montgomery County Higher Ed & Health Auth Rev Participating VRDN Series 2023 XG0528, 3.13% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	1,950,000	1,950,000
Pennsylvania Tpk Commission Tpk Rev Participating VRDN Series 2017 XX1044, 3.12% 12/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(c)	300,000	300,000
Pennsylvania Tpk Commission Tpk Rev Participating VRDN Series 2022 XM1008, 3.12% 12/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	830,000	830,000
Pennsylvania Turnpike Commission Participating VRDN Series 2025 XG0626, 3.12% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,000,000	1,000,000
Philadelphia PA Auth For Indl Dev Hosp Rev Participating VRDN Series 2025 XM1318, 3.4% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,625,000	2,625,000
Philadelphia PA Wtr & Wastewtr Participating VRDN Series 2025 XL0633, 3.12% 9/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,750,000	3,750,000
Philadelphia PA Wtr & Wastewtr Rev Participating VRDN Series 2025 XM1300, 3.12% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	600,000	600,000
Pocono Mtns PA Indl Pk Auth Hosp Rev Participating VRDN Series 2025 BAML5069, 3.12% 8/15/2040 (Liquidity Facility Bank of America, N.A.) (b)(c)	2,675,000	2,675,000
Southcentral PA Gen Auth Rev Participating VRDN Series 2019 XL0104, 3.12% 6/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,615,000	3,615,000
Southeastern PA Transn Auth Rev Participating VRDN 3.12% 6/1/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,000,000	4,000,000
Southeastern PA Transn Auth Rev Participating VRDN 3.14% 6/1/2047 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,400,000	1,400,000
Thomas Jefferson University Participating VRDN Series 2024 XF1769, 3.12% 11/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,500,000	1,500,000
Thomas Jefferson University Participating VRDN Series 5077, 3.12% 11/1/2064 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	21,055,000	21,055,000
TOTAL PENNSYLVANIA		69,575,000
South Carolina - 1.1%
Charelston SC Arpt Rev Participating VRDN Series 2025 XF1810, 3.13% 7/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,150,000	3,150,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 XG0539, 3.12% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,000,000	2,000,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 XM1143, 3.14% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,000,000	3,000,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZF1653, 3.14% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,740,000	2,740,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZF1671, 3.12% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,665,000	1,665,000
Prism Health SC Participating VRDN 3.12% 5/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	27,163,000	27,163,000
South Carolina Jobs Eda Hosp Participating VRDN 3.12% 11/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,100,000	4,100,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2023 XL0418, 3.12% 12/1/2056 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,850,000	1,850,000
TOTAL SOUTH CAROLINA		45,668,000
South Dakota - 0.1%
South Dakota St Hlth & Edl Fac Participating VRDN 3.13% 7/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	5,625,000	5,625,000
Tennessee - 1.0%
Greeneville Health & Edl Facilities Board Participating VRDN Series 2018 XF2576, 3.13% 7/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,400,000	4,400,000
Knox County Health Edl & Hsg Facility Board Student Hsg Rev Participating VRDN Series 2024 XG0548, 3.13% 7/1/2064 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,400,000	2,400,000
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Participating VRDN Series 2025 CF7031, 3.12% 1/1/2042 (Liquidity Facility Citibank NA) (b)(c)	2,200,000	2,200,000
Metropolitan Govt Nashville & Davidson County Sports Auth Rev Participating VRDN Series 2023 XG0517, 3.12% 7/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	8,820,000	8,820,000
Shelby Cnty TN Health Edl & Hsg Fac Brd Health Care Rev Participating VRDN Series 2025 BAML5067, 3.14% 9/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	5,300,000	5,300,000
Sullivan County Health Ed and Hsg Board Participating VRDN 3.53% 9/1/2036 (Liquidity Facility Bank of America, N.A.) (b)(c)	10,160,000	10,160,000
Tennessee Energy Acquisition Corp Participating VRDN Series 2023 ZF1658, 3.14% 5/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,110,000	1,110,000
Tennessee Hsg Dev Agy Residential Fin Prog Rev Participating VRDN Series E 168, 3.12% 7/1/2057 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	8,150,000	8,150,000
TOTAL TENNESSEE		42,540,000
Texas - 4.2%
Austin TX Cmnty College Dist Gen. Oblig. Participating VRDN 3.12% 8/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,250,000	4,250,000
Austin TX Wtr & Wastewtr Sys Participating VRDN Series 2026 XF8136, 3.12% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,000,000	4,000,000
Board of Regents of the University of Texas System Participating VRDN Series 2023 XL0500, 3.12% 8/15/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	4,340,000	4,340,000
Canutillo Tex Indpt Sch Dist Participating VRDN Series 2025 XL0654, 3.12% 2/15/2060 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,000,000	2,000,000
Collin County Hsg Fin Corp Multi Fam Participating VRDN 3.32% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,800,000	3,800,000
Crowley Independent School District Participating VRDN Series 2024 XF3238, 3.12% 2/1/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,300,000	2,300,000
Denton Independent School District Participating VRDN 3.11% 8/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,900,000	2,900,000
Denton Independent School District Participating VRDN Series 2023 XF3128, 3.12% 8/15/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,300,000	2,300,000
Denton Independent School District Participating VRDN Series 2025 XF3361, 3.12% 8/15/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	4,400,000	4,400,000
Dripping Springs TX Indpt Sch Dist Participating VRDN Series 2025 XG0622, 3.12% 2/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	4,000,000	4,000,000
Frenship TX Indpt Sch Dist Series 2025 MS0056E, 3.26% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	900,000	900,000
Greenwood Tex Indpt Sch Dist Participating VRDN Series 2025 XM1324, 3.4% 2/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,035,000	4,035,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN Series 2022 XL0323, 3.12% 12/1/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,960,000	2,960,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN Series 2023 XF3203, 3.24% 7/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	700,000	700,000
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Participating VRDN 3.12% 10/1/2046 (Liquidity Facility Citibank NA) (b)(c)	5,900,000	5,900,000
Harris Cnty TX Gen. Oblig. Series 2025 MS0030, 3.26% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	7,540,000	7,540,000
Harris Cnty TX Gen. Oblig. Series 2025 MS0067E, 3.29% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	1,100,000	1,100,000
Harris County Children's Hosp Participating VRDN Series E 149, 3.12% 10/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	6,200,000	6,200,000
Jefferson Cnty TX Hsg Fin Corp Multifamily Hsg Mtg Rev Participating VRDN Series 2025 MIZ9214, 3.32% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	850,000	850,000
Lamar TX Isd Participating VRDN Series 2023 XF3163, 3.12% 2/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	5,245,000	5,245,000
Lamar TX Isd Participating VRDN Series 2025 XF3446, 3.14% 2/15/2058 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,000,000	4,000,000
Lamar TX Isd Participating VRDN Series 2025 XX1391, 3.12% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,900,000	1,900,000
Lamar TX Isd Participating VRDN Series 2026 XF8135, 3.12% 2/15/2061 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,580,000	1,580,000
Leander Independent School District Participating VRDN 3.12% 8/15/2052 (Liquidity Facility Barclays Bank PLC) (b)(c)	6,460,000	6,460,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2024 MIZ9195, 3.19% 7/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	8,000,000	8,000,000
Lower Colorado River Auth Rev Participating VRDN Series 2023 XM1105, 3.12% 5/15/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	6,265,000	6,265,000
Midlothian TX Indpt Sch Dist Participating VRDN Series 5081, 3.12% 2/15/2045 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	2,930,000	2,930,000
New Caney TX Indpt Sch Dist New Participating VRDN Series 2023 XF1582, 3.13% 2/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	4,000,000	4,000,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN Series 2023 XL0422, 3.2% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	800,000	800,000
Northwest Tex Indpt Sch Dist Participating VRDN Series 2025 XF1975, 3.12% 2/15/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	5,490,000	5,490,000
Prosper Tex Indpt Sch Dist Series 2025 MS0071E, 3.29% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	3,700,000	3,700,000
Royse City TX Indpt Sch Dist Participating VRDN Series 2025 XF8020, 3.12% 2/15/2058 (Liquidity Facility Bank of America, N.A.) (b)(c)	5,440,000	5,440,000
San Antonio TX Gen. Oblig. Participating VRDN 3.12% 8/1/2039 (Liquidity Facility Citibank NA) (b)(c)	2,945,000	2,945,000
San Antonio TX Wtr Rev Participating VRDN 3.12% 5/15/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,600,000	1,600,000
Spring Tex Indpt Sch Dist Participating VRDN Series 2025 XF3431, 3.12% 8/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,800,000	1,800,000
Tarrant Cnty TX Christus Hlth Participating VRDN Series E 150, 3.12% 7/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	10,365,000	10,365,000
Tarrant County Cultural Ed Facilities Fin Corp Rev Participating VRDN Series 2022 XG0399, 3.12% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,500,000	1,500,000
Terrell TX Indpt Sch Dist Participating VRDN 3.12% 8/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	800,000	800,000
Terrell TX Indpt Sch Dist Participating VRDN Series 2025 ZF8063, 3.12% 8/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,100,000	1,100,000
Texas A&M Univ Perm Univ Fund Participating VRDN 3.12% 7/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	1,500,000	1,500,000
Texas Gas Acq & Sply Rev Participating VRDN Series 2025 XM1232, 3.14% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	800,000	800,000
Texas Wtr Dev Brd Participating VRDN 3.11% 10/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,685,000	4,685,000
Texas Wtr Dev Brd Participating VRDN 3.12% 10/15/2057 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,625,000	3,625,000
Texas Wtr Dev Brd Participating VRDN Series 2023 ZL0484, 3.11% 10/15/2044 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	5,640,000	5,640,000
Texas Wtr Dev Brd Participating VRDN Series G 131, 3.12% 10/15/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,200,000	3,200,000
Texas Wtr Dev Brd Series 2025 MS0037, 3.26% tender 10/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	1,925,000	1,925,000
Travis Cnty TX Hsg Fin Corp Participating VRDN Series 2026 MIZ9252, 3.32% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,680,000	1,680,000
Travis Cnty TX Hsg Fin Corp Participating VRDN Series 2026 MIZ9253, 3.32% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	480,000	480,000
Waller TX Indpt Sch Dist Participating VRDN Series 2025 XG0596, 3.12% 2/15/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,410,000	3,410,000
Wylie Tex Indpt Sch Dist Collin Cnty Participating VRDN 3.4% 8/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,025,000	4,025,000
TOTAL TEXAS		171,365,000
Virginia - 0.5%
Chesapeake Bay Bridge and Tunnel District Gen Rev Participating VRDN 3.13% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,800,000	3,800,000
Norfolk Econ Dev Health Care Facs Participating VRDN 3.13% 11/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	500,000	500,000
Norfolk VA Sentara Hlth Participating VRDN 3.13% 11/1/2036 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,500,000	2,500,000
Suffolk Econ Dev Auth Hosp Facs Rev Participating VRDN Series 2020 MIZ9025, 3.19% 11/1/2035 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	9,500,000	9,500,000
Virginia Port Auth Port Fac ReParticipating VRDN Series 2025 XF8057, 3.13% 7/1/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,500,000	2,500,000
TOTAL VIRGINIA		18,800,000
Washington - 1.3%
Clark Cnty WA Sch Dist 114 Evergreen Participating VRDN Series 2025 CF7040, 3.12% 12/1/2036 (Liquidity Facility Citibank NA) (b)(c)	12,100,000	12,100,000
Multicare Health Sys Participating VRDN Series E 153, 3.12% 8/15/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	11,075,000	11,075,000
Seattle WA Mun Lt & Pwr Rev Participating VRDN Series 2025 ZF8026, 3.12% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,690,000	1,690,000
State of Washington Gen. Oblig. Participating VRDN 3.11% 2/1/2045 (Liquidity Facility Citibank NA) (b)(c)	5,550,000	5,550,000
State of Washington Gen. Oblig. Participating VRDN Series 2024 CF7002, 3.11% 8/1/2041 (Liquidity Facility Citibank NA) (b)(c)	6,400,000	6,400,000
State of Washington Gen. Oblig. Participating VRDN Series 2025 XF8052, 3.12% 8/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,935,000	3,935,000
Washington Convention Ctr Pub Facs Participating VRDN Series 2020 XG0287, 3.13% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,090,000	2,090,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2015 XF0150 1, 3.14% 10/1/2042 (Liquidity Facility Bank of America, N.A.) (b)(c)	300,000	300,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2023 XF1514, 3.13% 10/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	6,010,000	6,010,000
Washington St Health Care Facs Auth RevParticipating VRDN Series 2025 XF8097, 3.12% 9/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,875,000	1,875,000
TOTAL WASHINGTON		51,025,000
West Virginia - 0.1%
West Virginia Hosp Fin Auth Hosp Rev Participating VRDN Series 2023 XF1537, 3.13% 6/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,760,000	3,760,000
Wisconsin - 0.4%
Multicare Health Sys Participating VRDN Series E 167, 3.12% 8/15/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	9,800,000	9,800,000
Univ of Wis Hosp & Clinics Auth Participating VRDN Series 2022 XL0296, 3.12% 4/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	1,530,000	1,530,000
Wisconsin Health & Edl Facilities Auth Rev Participating VRDN Series 2024 XG0553, 3.12% 12/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,450,000	1,450,000
Wisconsin Health & Edl Facilities Participating VRDN Series 2019 XF0741, 3.12% 2/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,320,000	2,320,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Participating VRDN Series 2024 XL0554, 3.12% 3/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,100,000	2,100,000
TOTAL WISCONSIN		17,200,000
TOTAL TENDER OPTION BOND (Cost $1,371,823,854)		1,371,823,854

Variable Rate Demand Note - 33.5%
	Principal Amount (a)	Value ($)
Alaska - 1.6%
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 2.98% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (c)	40,200,000	40,200,000
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 3.37% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (c)	16,000,000	16,000,000
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 3.47% 3/1/2035 (ConocoPhillips Guaranteed) VRDN (c)	2,100,000	2,100,000
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 3.47% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (c)	6,200,000	6,200,000
TOTAL ALASKA		64,500,000
Arizona - 3.3%
Arizona St Indl Dev Auth Multifamily Hsg Rev (Buckeye Leased Housing Associates Iv, Lllp Proj.) Series 2025A, 2.95% 9/1/2043, LOC Barclays Bank PLC VRDN (c)	990,000	990,000
Arizona St Indl Dev Auth Multifamily Hsg Rev (Glendale Leased Housing Associates I Lllp Proj.) Series 2023A, 2.95% 4/1/2042, LOC Barclays Bank PLC VRDN (c)	13,555,000	13,555,000
Arizona St Indl Dev Auth Multifamily Hsg Rev (Goodyear Leased Housing Associates Iv, Lp Proj.) Series 2025A, 2.95% 12/1/2043, LOC Barclays Bank PLC VRDN (c)	1,875,000	1,875,000
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024C, 2.9% 12/1/2054, LOC Royal Bank of Canada VRDN (c)	64,155,000	64,155,000
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 3.35% 1/1/2053 VRDN (c)	5,000,000	5,000,000
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023B, 3.11% 1/1/2048 VRDN (c)	19,970,000	19,970,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.29% 5/1/2029 VRDN (c)	8,600,000	8,600,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.33% 5/1/2029 VRDN (c)	1,000,000	1,000,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) Series 2009 A, 3.33% 5/1/2029 VRDN (c)	15,825,000	15,825,000
Tempe AZ Indl Dev Auth Rev (Various Capital Projects) 3.21% 7/1/2034, LOC Bank of America NA VRDN (c)	3,944,000	3,944,000
TOTAL ARIZONA		134,914,000
Colorado - 1.0%
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) 3.05% 5/15/2064 VRDN (c)	11,800,000	11,800,000
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022F, 3.05% 5/15/2062 VRDN (c)	17,600,000	17,600,000
University of Colorado Hospital Authority Series 2018 A, 3.37% 11/15/2030 VRDN (c)	5,400,000	5,400,000
University of Colorado Hospital Authority Series 2025 A, 3.05% 11/15/2045 VRDN (c)	5,500,000	5,500,000
TOTAL COLORADO		40,300,000
Connecticut - 1.5%
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series 2018 A 3, 3.08% 5/15/2048 (Liquidity Facility Bank of America NA) VRDN (c)	4,500,000	4,500,000
Connecticut St Gen. Oblig. Series 2016 C, 3.1% 5/15/2034 (Liquidity Facility Bank of America NA) VRDN (c)	55,805,000	55,805,000
TOTAL CONNECTICUT		60,305,000
Delaware - 0.1%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.11% 10/1/2028 VRDN (c)	2,400,000	2,400,000
District Of Columbia - 0.3%
District Columbia Rev (Childrens National Med Ctr, Dc Proj.) Series 2025, 3.15% 7/15/2049, LOC Truist Bank VRDN (c)	8,700,000	8,700,000
District Columbia Rev (The Pew Charitable Trust Proj.) 3.12% 4/1/2038, LOC PNC Bank NA VRDN (c)	4,900,000	4,900,000
TOTAL DISTRICT OF COLUMBIA		13,600,000
Florida - 1.7%
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series FIRST 2009, 2.95% 4/1/2039 VRDN (c)	9,100,000	9,100,000
FL Pcr Power And Light (Florida Pwr & Lt Co Proj.) 3.2% 5/1/2029 VRDN (c)	8,800,000	8,800,000
Gainesville FL Utils Sys Rev Series 2019C, 3.5% 10/1/2047, LOC Bank of America NA VRDN (c)	11,750,000	11,750,000
Highlands County Health Facilities Authority (Advent Health Proj.) 3.07% 11/15/2033 VRDN (c)	25,650,000	25,650,000
Martin Cnty Fla Rev (Florida Pwr & Lt Co Proj.) 3.21% 7/1/2052 VRDN (c)	8,250,000	8,250,000
Orange Cnty FL Health Facs (Nemours Foundation Proj.) Series 2009B, 3.12% 1/1/2039, LOC TD Bank NA VRDN (c)	3,460,000	3,460,000
Palm Beach Cnty FL Rev (Raymond F Kravis Center For The Performing Arts Inc Proj.) 3.12% 7/1/2032, LOC Northern Trust CO Chicago VRDN (c)	4,000,000	4,000,000
TOTAL FLORIDA		71,010,000
Georgia - 0.4%
Coweta Cnty GA Dev Au Poll Ctl (Georgia Power Co Proj.) 3.45% 6/1/2032 VRDN (c)	1,700,000	1,700,000
Effingham Cnty GA Indl Dev Auth Pollution Ctl Rev (Georgia Power Co Proj.) 3.46% 2/1/2038 VRDN (c)	600,000	600,000
Georgia Mun Elec Auth Pwr Rev Series 2008 B, 3.2% 1/1/2048, LOC PNC Bank NA VRDN (c)	4,270,000	4,270,000
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 3.45% 9/1/2029 VRDN (c)	6,000,000	6,000,000
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series 2010 1, 3.15% 6/1/2049 VRDN (c)	2,900,000	2,900,000
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series FIRST 2002, 3.21% 9/1/2037 VRDN (c)	2,200,000	2,200,000
TOTAL GEORGIA		17,670,000
Illinois - 0.8%
Illinois Dev Fin Auth Rev (Glenwood School For Boys, Il Proj.) 3.37% 2/1/2033, LOC Northern Trust CO Chicago VRDN (c)	2,100,000	2,100,000
Illinois Fin Auth Rev (Chicago Symphony Orchestra Proj.) 3.12% 5/1/2048, LOC PNC Bank NA VRDN (c)	5,600,000	5,600,000
Illinois Fin Auth Rev (Little Co Mary Sis Hltcr Sy,Il Proj.) 3.09% 8/15/2035, LOC TD Bank NA VRDN (c)	5,000,000	5,000,000
Lake Cnty Ill Multifamily Hsg Rev (Whispering Oaks Associates Lp Proj.) 3.12% 11/1/2045, LOC Freddie Mac Non Gold Pool VRDN (c)	20,550,000	20,550,000
TOTAL ILLINOIS		33,250,000
Indiana - 2.1%
Indiana Fin Auth Health Fac Rev (Baptist Health Obligated Group Proj.) Series 2025C, 3.15% 8/15/2045, LOC Truist Bank VRDN (c)	8,800,000	8,800,000
Indiana St Dev Fin Auth Econom Ic Dev Rev (Archer Daniels Midland Co Proj.) 2.96% 12/1/2047 VRDN (c)	10,700,000	10,700,000
Indiana St Fin Auth Environmental Rev (Arcelormittal Sa Luxembourg Proj.) 2.96% 6/1/2035, LOC Cooperatieve Rabobank UA/NY VRDN (c)	15,000,000	15,000,000
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 3% 12/1/2039, LOC Mizuho Bank Ltd VRDN (c)	10,670,000	10,670,000
Indiana St Fin Auth Rev (Ascension Health Credit Group Proj.) 3.4% 11/15/2054 VRDN (c)	26,800,000	26,800,000
Indiana St Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2025 D 2, 2.95% 11/15/2054 VRDN (c)	5,200,000	5,200,000
Indiana St Fin Auth Rev (Trinity Health Proj.) 3.1% 12/1/2034 VRDN (c)	8,000,000	8,000,000
TOTAL INDIANA		85,170,000
Iowa - 1.4%
Iowa Fin Auth Economic Dev Rev (Cargill Inc Proj.) 3.12% 6/1/2036 VRDN (c)	11,500,000	11,500,000
Iowa Fin Auth Economic Dev Rev (Cargill Inc Proj.) 3.12% 6/1/2039 VRDN (c)	3,100,000	3,100,000
Iowa Fin Auth Midwestern Disaster Area Rev (Archer Daniels Midland Co Proj.) 2.96% 12/1/2045 VRDN (c)	2,030,000	2,030,000
Iowa Fin Auth Midwestern Disaster Area Rev (Archer Daniels Midland Co Proj.) 3% 12/1/2051 VRDN (c)	11,200,000	11,200,000
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 3.18% 9/1/2036 VRDN (c)	1,300,000	1,300,000
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018 D, 3.5% 12/1/2041, LOC TD Bank NA VRDN (c)	9,855,000	9,855,000
Iowa Finance Authority (Cargill Inc Proj.) Series 2012A, 3.13% 6/1/2039 VRDN (c)	19,700,000	19,700,000
TOTAL IOWA		58,685,000
Kansas - 0.3%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 3.28% 9/1/2035 VRDN (c)	7,400,000	7,400,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 3.28% 9/1/2035 VRDN (c)	3,500,000	3,500,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 2.95% 4/15/2032 VRDN (c)	700,000	700,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 2.95% 4/15/2032 VRDN (c)	500,000	500,000
TOTAL KANSAS		12,100,000
Kentucky - 0.1%
Kentucky Econ Dev Fin Auth Hosp Sys Rev (St. Elizabeth Healthcare Proj.) 3.5% 5/1/2033, LOC TD Bank NA VRDN (c)	4,465,000	4,465,000
Louisiana - 1.4%
Louisiana Hsg Fin Agy Multifamily Hsg Rev (Maestri-Murrell Real Estate Proj.) 3.22% 7/1/2040, LOC Freddie Mac Non Gold Pool VRDN (c)	2,400,000	2,400,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 3.3% 12/1/2043 VRDN (c)	10,800,000	10,800,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 3.3% 8/1/2050 VRDN (c)	19,800,000	19,800,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 3.47% 12/1/2039 VRDN (c)	4,100,000	4,100,000
St James Parish LA Rev (Nucor Corp Proj.) 3.4% 11/1/2040 VRDN (c)	8,900,000	8,900,000
St James Parish LA Rev (Nucor Corp Proj.) 3.44% 11/1/2040 VRDN (c)	9,820,000	9,820,000
TOTAL LOUISIANA		55,820,000
Maryland - 0.5%
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health Sys Corp Proj.) 3% 5/15/2053 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (c)	10,600,000	10,600,000
Montgomery Cnty MD Hsg Oppt Rv 3.09% 1/1/2049, LOC TD Bank NA VRDN (c)	8,615,000	8,615,000
TOTAL MARYLAND		19,215,000
Minnesota - 0.7%
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 B, 3.35% 11/15/2048, LOC JPMorgan Chase Bank NA VRDN (c)	9,945,000	9,945,000
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 C, 3.45% 11/15/2048, LOC Bank of America NA VRDN (c)	18,595,000	18,595,000
TOTAL MINNESOTA		28,540,000
Missouri - 0.1%
Missouri St Health & Edl Hlth (Bjc Health System Proj.) 3.05% 5/15/2038 VRDN (c)	2,905,000	2,905,000
Nebraska - 0.2%
Nebraska Invt Fin Auth Single Family Hsg Rev (Ne Single Family Hsg 1994 Adopted July 1, 1994 Sf Mbs Open Proj.) Series 2019 C, 2.1% 9/1/2049 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (c)	8,400,000	8,400,000
Nevada - 0.9%
Clark Cnty NV Arpt Rev 2.95% 7/1/2040, LOC Sumitomo Mitsui Banking Corp/New York VRDN (c)	38,600,000	38,600,000
New Hampshire - 0.2%
National Fin Auth NH Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 C, 3.15% 11/1/2064, LOC Truist Bank VRDN (c)	6,400,000	6,400,000
New Jersey,New York - 0.1%
Port Auth NY & NJ 3.14% 1/19/2027 VRDN (c)(d)(e)	3,000,000	3,000,000
New York - 1.2%
City of New York NY Gen. Oblig. Series 2013 F3, 3.45% 3/1/2042 (Liquidity Facility Bank of America NA) VRDN (c)	17,000,000	17,000,000
Long Island Pwr Auth NY Elec 2.9% 9/1/2038, LOC Royal Bank of Canada/New York NY VRDN (c)	6,400,000	6,400,000
Metropolitan Transn Auth NY Rv Series 2012G 2, 3.12% 11/1/2032, LOC TD Bank NA VRDN (c)	7,835,000	7,835,000
New York NY City Transitional Fin Auth Rev Series 2015 E 4, 3.45% 2/1/2045 (Liquidity Facility Bank of America NA) VRDN (c)	3,735,000	3,735,000
New York NY Cty Muni Wtr Fin Auth Series 2015 BB 3, 3.09% 6/15/2050 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (c)	15,000,000	15,000,000
TOTAL NEW YORK		49,970,000
North Carolina - 0.4%
Lower Cape Fear N C Wtr & Swr Auth Spl Fac Rev (Smithfield Foods Proj.) 3.17% 12/1/2034, LOC Cooperatieve Rabobank UA/NY VRDN (c)	1,900,000	1,900,000
North Carolina Med Care Commn Health Care Facs Rev (Duke Univ Health System Inc Proj.) Series 2025 D, 3.15% 6/1/2055 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (c)	7,900,000	7,900,000
Person Cnty N C Indl Facs & Pollution Ctl Fing Auth Recovery Zone Fac Rev (Certainteed Gypsum Nc Inc Proj.) 3.15% 11/1/2035, LOC Credit Industriel et Commercial/New York VRDN (c)	5,750,000	5,750,000
Raleigh Durham NC Arpt Auth Arpt Rev Series 2008C, 3.12% 5/1/2036, LOC TD Bank NA VRDN (c)	100,000	100,000
TOTAL NORTH CAROLINA		15,650,000
Ohio - 1.7%
Allen Cnty OH Hosp Facs Rev (Mercy Healthcare System Proj.) Series 2012 B, 3.5% 5/1/2036, LOC TD Bank NA VRDN (c)	9,600,000	9,600,000
Cuyahoga Cnty OH Hlth Care Fac (The A.M. Mcgregor Home Proj.) Series 2014, 3.13% 5/1/2049, LOC Northern Trust CO Chicago VRDN (c)	11,870,000	11,870,000
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2018 Z, 3.1% 5/15/2037 VRDN (c)	4,225,000	4,225,000
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2018AA, 3.12% 5/15/2037 VRDN (c)	5,900,000	5,900,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2025D, 3.09% 1/15/2048, LOC US Bank NA/Cincinnati OH VRDN (c)	6,900,000	6,900,000
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundtn (The) Proj.) Series 2019 D2, 3.4% 1/1/2052 VRDN (c)	12,400,000	12,400,000
State of Ohio Series 2026B, 3.35% 12/1/2046 VRDN (c)	18,895,000	18,895,000
TOTAL OHIO		69,790,000
Pennsylvania - 2.0%
Delaware Valley Regl Fin Auth PA Local Gov Rev Gen. Oblig. Series 2025B, 3.21% 12/1/2060, LOC Bank of America NA VRDN (c)	32,200,000	32,200,000
Lancaster PA Indl Dev Auth Rev (Willow Valley Retirement Communities Proj.) 3.22% 12/1/2039, LOC PNC Bank NA VRDN (c)	4,950,000	4,950,000
Lancaster PA Indl Dev Auth Rev (Willow Valley Retirement Communities Proj.) 3.22% 12/1/2039, LOC PNC Bank NA VRDN (c)	4,570,000	4,570,000
Montgomery Co PA Rdv Ath Mlfml (Kbf Associates Proj.) 3.13% 8/15/2031, LOC Fannie Mae VRDN (c)	1,200,000	1,200,000
Philadelphia PA Gas Wks Rev Series EIGHTH D, 3.12% 8/1/2031, LOC TD Bank NA VRDN (c)	2,585,000	2,585,000
Philadelphia PA Gen. Oblig. 3.15% 8/1/2031, LOC Truist Bank VRDN (c)	22,900,000	22,900,000
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2025 B, 3.5% 6/1/2055 (Liquidity Facility TD Bank NA) VRDN (c)	13,800,000	13,800,000
TOTAL PENNSYLVANIA		82,205,000
Tennessee - 0.0%
Blount Cnty Tenn Pub Bldg Auth 3.38% 6/1/2039, LOC Truist Bank VRDN (c)	775,000	775,000
Montgomery Cnty TN Pub Bldg Au 3.25% 9/1/2029, LOC Bank of America NA VRDN (c)	300,000	300,000
TOTAL TENNESSEE		1,075,000
Texas - 8.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 3.4% 7/1/2054 VRDN (c)	18,100,000	18,100,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 F, 3.09% 12/1/2060 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (c)	5,300,000	5,300,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025B, 3.45% 12/1/2060 (Liquidity Facility Bank of America NA) VRDN (c)	20,930,000	20,930,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025C, 3.09% 12/1/2060 (Liquidity Facility Bank of America NA) VRDN (c)	45,300,000	45,300,000
Harris Cnty TX Hosp Dist Rev 3.14% 2/15/2042, LOC JPMorgan Chase Bank NA VRDN (c)	6,200,000	6,200,000
Houston TX Util Sys Rev 3.1% 5/15/2034, LOC Royal Bank of Canada/New York NY VRDN (c)	20,350,000	20,350,000
Houston TX Util Sys Rev Series 2012 A, 3.1% 5/15/2034 (Liquidity Facility TD Bank NA) VRDN (c)	24,200,000	24,200,000
Port Arthur TX Navigation Dist Exempt Fac Rev (Total Petrochemicals &Refining Sa/Nv Proj.) 3.21% 3/1/2039 (TotalEnergies SE Guaranteed) VRDN (c)	3,000,000	3,000,000
Port Arthur TX Navigation Dist Exempt Fac Rev (Total Petrochemicals &Refining Sa/Nv Proj.) 3.21% 3/1/2040 (TotalEnergies SE Guaranteed) VRDN (c)	5,200,000	5,200,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 3.21% 12/1/2040 (TotalEnergies SE Guaranteed) VRDN (c)	33,200,000	33,200,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 3.21% 9/1/2042 (TotalEnergies SE Guaranteed) VRDN (c)	11,700,000	11,700,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 3.35% 3/1/2042 (TotalEnergies SE Guaranteed) VRDN (c)	34,500,000	34,500,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) Series 2012 B, 3.21% 12/1/2042 (TotalEnergies SE Guaranteed) VRDN (c)	4,200,000	4,200,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Ascension Health Credit Group Proj.) Series 2025 E 1, 2.9% 11/15/2065 VRDN (c)	3,900,000	3,900,000
Texas State Gen. Oblig. 3.45% 6/1/2050 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (c)	11,600,000	11,600,000
Texas State Gen. Oblig. 3.6% 12/1/2041 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	11,675,000	11,675,000
Texas State Gen. Oblig. 3.6% 12/1/2042 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	7,730,000	7,730,000
Texas State Gen. Oblig. 3.6% 12/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	19,235,000	19,235,000
Texas State Gen. Oblig. 3.6% 6/1/2041 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	9,695,000	9,695,000
Texas State Gen. Oblig. 3.6% 6/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	2,800,000	2,800,000
Texas State Gen. Oblig. 3.6% 6/1/2044 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	10,705,000	10,705,000
Texas State Gen. Oblig. 3.6% 6/1/2045 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	6,095,000	6,095,000
Texas State Gen. Oblig. Series 2017, 3% 12/1/2047 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (c)	13,515,000	13,515,000
TOTAL TEXAS		329,130,000
Virginia - 0.6%
Fairfax Cnty VA Indl Dev Auth (Inova Health System Proj.) Series 2016 C, 3.13% 5/15/2042 VRDN (c)	11,040,000	11,040,000
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2018 C, 3.13% 5/15/2033 VRDN (c)	3,995,000	3,995,000
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2016 B, 3.45% 11/1/2034 VRDN (c)	3,400,000	3,400,000
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2025B, 3.12% 7/1/2058, LOC PNC Bank NA VRDN (c)	4,500,000	4,500,000
TOTAL VIRGINIA		22,935,000
Washington - 0.5%
Port Vancouver Wash Rev (United Grain Corp Of Oregon Proj.) 3.16% 10/1/2029, LOC Bank of America NA VRDN (c)	10,100,000	10,100,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Reserve At Renton Partners Llp Proj.) Series 2014, 3.65% 8/1/2049, LOC Federal Home Loan Bank of San Francisco VRDN (c)	7,000,000	7,000,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Vintage At Urban Center Llc Proj.) 3.65% 7/1/2047, LOC Freddie Mac Non Gold Pool VRDN (c)	3,330,000	3,330,000
TOTAL WASHINGTON		20,430,000
West Virginia - 0.0%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 C, 3.09% 6/1/2034, LOC TD Bank NA VRDN (c)	1,900,000	1,900,000
Wisconsin - 0.3%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (Wi Home Ownership Proj.) Series 2025 C, 3.05% 9/1/2050 (Liquidity Facility Federal Home Loan Bank of Chicago) VRDN (c)	12,750,000	12,750,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,367,084,000)		1,367,084,000

Commercial Paper - 10.7%
	Yield (%) (h)	Principal Amount (a)	Value ($)
Austin TX Elec Util Sys Rev 2.58% 6/24/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.58	3,800,000	3,800,000
Board of Regents of the University of Texas System 2.38% 6/4/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.38	6,800,000	6,800,000
Board of Regents of the University of Texas System 2.39% 7/15/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.39	5,400,000	5,400,000
Board of Regents of the University of Texas System 2.39% 7/16/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.39	5,300,000	5,300,000
Board of Regents of the University of Texas System 2.39% 7/9/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.39	6,700,000	6,700,000
Board of Regents of the University of Texas System 2.39% 8/4/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.39	5,400,000	5,400,000
Board of Regents of the University of Texas System 2.39% 9/9/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.39	3,900,000	3,900,000
Board of Regents of the University of Texas System 2.4% 6/11/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	6,800,000	6,800,000
Board of Regents of the University of Texas System 2.4% 6/4/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	6,400,000	6,400,000
Board of Regents of the University of Texas System 2.4% 7/15/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	725,000	725,000
Board of Regents of the University of Texas System 2.4% 7/16/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	1,300,000	1,300,000
Board of Regents of the University of Texas System 2.4% 7/8/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	3,200,000	3,200,000
Board of Regents of the University of Texas System 2.4% 8/19/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	5,400,000	5,400,000
Board of Regents of the University of Texas System 2.4% 8/27/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	5,300,000	5,300,000
Board of Regents of the University of Texas System 2.4% 8/4/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	5,000,000	5,000,000
Board of Regents of the University of Texas System 2.4% 8/5/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	5,500,000	5,500,000
Board of Regents of the University of Texas System 2.4% 8/5/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	5,400,000	5,400,000
Board of Regents of the University of Texas System 2.43% 8/6/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.43	5,200,000	5,200,000
Board of Regents of the University of Texas System 2.45% 6/4/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.45	1,200,000	1,200,000
Board of Regents of the University of Texas System 2.49% 8/6/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.49	5,200,000	5,200,000
Board of Regents of the University of Texas System 2.61% 5/18/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.61	12,500,000	12,500,000
Board of Regents of the University of Texas System 2.62% 5/21/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.62	5,200,000	5,200,000
Board of Regents of the University of Texas System 2.63% 6/3/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.63	12,500,000	12,500,000
Board of Regents of the University of Texas System 2.63% 6/3/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.63	11,500,000	11,500,000
Board of Regents of the University of Texas System 2.65% 5/18/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	5,100,000	5,100,000
Board of Regents of the University of Texas System 2.65% 5/18/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	5,100,000	5,100,000
Board of Regents of the University of Texas System 2.65% 5/18/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	5,000,000	5,000,000
Board of Regents of the University of Texas System 2.65% 5/18/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	3,100,000	3,100,000
Board of Regents of the University of Texas System 2.65% 5/20/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	5,100,000	5,100,000
Board of Regents of the University of Texas System 2.66% 5/12/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.66	12,500,000	12,500,000
Dallas TX Rapid Transit Sales Tax Rev 2.48% 11/27/2026 CP	2.48	8,100,000	8,100,000
Fort Bend TX Indpt Sch Dist 2.56% 6/2/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.56	14,500,000	14,500,000
Fort Bend TX Indpt Sch Dist 2.56% 6/2/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.56	3,500,000	3,500,000
Fort Bend TX Indpt Sch Dist 3% 6/2/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	3.00	9,500,000	9,500,000
Harris Cnty TX 2.47% 8/12/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.47	11,275,000	11,275,000
Harris Cnty TX 2.47% 8/12/2026 (Liquidity Facility State Street Bank & Trust Co) CP	2.47	2,600,000	2,600,000
Harris Cnty TX 2.47% 8/12/2026, LOC Sumitomo Mitsui Banking Corp/New York CP	2.47	1,400,000	1,400,000
Harris Cnty TX 2.55% 6/23/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.55	2,200,000	2,200,000
Harris Cnty TX 2.55% 6/23/2026 (Liquidity Facility State Street Bank & Trust Co) CP	2.55	2,050,000	2,050,000
Harris Cnty TX Flood Ctl Ctfs 2.45% 6/10/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.45	5,000,000	5,000,000
Harris Cnty TX Flood Ctl Ctfs 2.5% 5/20/2026, LOC PNC Bank NA CP	2.50	410,000	410,000
King Cnty WA 2.42% 7/15/2026 CP	2.42	2,600,000	2,600,000
King Cnty WA 2.42% 7/8/2026 CP	2.42	2,200,000	2,200,000
King Cnty WA 2.43% 7/9/2026 CP	2.43	3,100,000	3,100,000
Maricopa Cnty AZ Ida Rev 2.41% 5/20/2026 CP	2.41	10,700,000	10,700,000
Massachusetts St Wtr Res Auth 2.4% 7/14/2026, LOC Bank of America NA CP	2.40	800,000	800,000
Memphis TN 2.45% 8/5/2026 (Liquidity Facility TD Bank NA) CP	2.45	5,025,000	5,025,000
Michigan St Bldg Auth Rev 2.71% 6/11/2026, LOC JPMorgan Chase Bank NA CP	2.71	7,500,000	7,500,000
Nebraska Pub Pwr Dist Rev 2.42% 5/21/2026, LOC Bank of America NA CP	2.42	12,600,000	12,600,000
Nebraska Pub Pwr Dist Rev 2.42% 5/21/2026, LOC Bank of America NA CP	2.42	10,900,000	10,900,000
Nebraska Pub Pwr Dist Rev 2.42% 5/21/2026, LOC Bank of America NA CP	2.42	3,500,000	3,500,000
Nebraska Pub Pwr Dist Rev 2.45% 5/21/2026, LOC Bank of America NA CP	2.45	2,700,000	2,700,000
Nebraska Pub Pwr Dist Rev 2.47% 5/21/2026, LOC Bank of America NA CP	2.47	3,800,000	3,800,000
Nebraska Pub Pwr Dist Rev 2.4701% 5/21/2026, LOC Bank of America NA CP	2.47	5,000,000	5,000,000
Nebraska Pub Pwr Dist Rev 2.48% 5/21/2026, LOC Bank of America NA CP	2.48	2,900,000	2,900,000
New Jersey Educational Facilities Authority 2.45% 10/5/2026 CP	2.45	4,200,000	4,200,000
New Jersey St Edl Facs Auth 2.45% 10/5/2026 CP	2.45	8,100,000	8,100,000
Oklahoma City Okla Wtr Utils 2.43% 6/16/2026, LOC Sumitomo Mitsui Banking Corp/New York CP	2.43	1,800,000	1,800,000
Omaha Public Power District 2.4% 6/8/2026 CP	2.40	2,700,000	2,700,000
Omaha Public Power District 2.55% 7/15/2026 CP	2.55	1,000,000	1,000,000
Omaha Public Power District 2.55% 7/20/2026 CP	2.55	1,600,000	1,600,000
Omaha Public Power District 2.55% 7/23/2026 CP	2.55	500,000	500,000
Omaha Public Power District 2.6% 7/16/2026 CP	2.60	800,000	800,000
Omaha Public Power District 2.6% 8/18/2026 CP	2.60	400,000	400,000
Omaha Public Power District 2.6% 8/4/2026 CP	2.60	800,000	800,000
Texas St Pub Fin Auth Rev 2.4% 6/24/2026 (Liquidity Facility Texas State) CP	2.40	18,200,000	18,200,000
Texas St Pub Fin Auth Rev 2.42% 5/7/2026 (Liquidity Facility Texas State) CP	2.42	800,000	800,000
Texas St Pub Fin Auth Rev 2.5% 7/1/2026 (Liquidity Facility Texas State) CP	2.50	3,100,000	3,100,000
University MN 2.4% 6/10/2026 CP	2.40	1,100,000	1,100,000
University MN 2.41% 5/21/2026 CP	2.41	6,900,000	6,900,000
University MN 2.41% 5/21/2026 CP	2.41	1,100,000	1,100,000
University MN 2.42% 8/19/2026 CP	2.42	2,100,000	2,100,000
University MN 2.46% 6/10/2026 CP	2.46	2,300,000	2,300,000
University TX Perm Univ Fd 2.38% 9/3/2026 CP	2.38	4,300,000	4,300,000
University TX Perm Univ Fd 2.4% 7/13/2026 CP	2.40	5,400,000	5,400,000
University TX Perm Univ Fd 2.4% 7/23/2026 CP	2.40	2,700,000	2,700,000
University TX Perm Univ Fd 2.4% 7/30/2026 CP	2.40	5,400,000	5,400,000
University TX Perm Univ Fd 2.4% 8/4/2026 CP	2.40	5,400,000	5,400,000
University TX Perm Univ Fd 2.41% 8/3/2026 CP	2.41	5,400,000	5,400,000
University TX Perm Univ Fd 2.45% 8/13/2026 CP	2.45	5,200,000	5,200,000
University TX Perm Univ Fd 2.46% 7/1/2026 CP	2.46	3,200,000	3,200,000
University TX Perm Univ Fd 2.5% 8/27/2026 CP	2.50	2,100,000	2,100,000
University TX Perm Univ Fd 2.55% 9/8/2026 CP	2.55	5,200,000	5,200,000
University TX Perm Univ Fd 2.64% 5/4/2026 CP	2.64	5,100,000	5,100,000
Virginia Small Business Fing Auth Rev 2.48% 6/11/2026 CP	2.48	2,600,000	2,600,000
Wisconsin St 2.45% 12/6/2026 CP	2.45	10,512,000	10,512,000
Wisconsin St 2.47% 11/30/2026 CP	2.47	3,100,000	3,100,000
Wisconsin St 2.47% 11/5/2026 CP	2.47	5,400,000	5,400,000
Wisconsin St 2.52% 12/28/2026 CP	2.52	3,100,000	3,100,000
TOTAL COMMERCIAL PAPER (Cost $436,997,000)			436,997,000

Money Market Funds - 8.4%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (i)(j) (Cost $341,014,523)	3.50	340,881,125	341,014,523

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $4,071,088,039)	4,071,088,039
NET OTHER ASSETS (LIABILITIES) - 0.2%	7,372,344
NET ASSETS - 100.0%	4,078,460,383

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $123,975,854 or 3.0% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $704,481 or 0.0% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 3.32% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/21/2024	517,520

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 3.32% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	500,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 3.32% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	400,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9240, 3.32% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	900,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9241, 3.32% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	600,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9242, 3.32% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	900,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9248, 3.32% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC)	2/2/2026	800,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9249, 3.32% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC)	2/2/2026	600,000

Arizona Ind Dev Auth Participating VRDN 3.32% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2024 - 6/18/2025	600,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 3.32% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	1,500,000

Arizona St Ind Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9211, 3.32% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/14/2025	400,000

Arizona St Ind Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9213, 3.32% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/3/2025	800,000

Arizona St Ind Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9215, 3.32% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	600,000

Arizona St Ind Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9216, 3.32% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	600,000

Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 3.32% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC)	4/30/2025	2,500,000

California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9231, 3.27% 9/9/2028 (Liquidity Facility Mizuho Capital Markets LLC)	9/10/2025	4,100,000

California Public Finance Authority Participating VRDN 3.27% 5/8/2027 (Liquidity Facility Mizuho Capital Markets LLC)	4/23/2026	8,300,000

Collin County Hsg Fin Corp Multi Fam Participating VRDN 3.32% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024 - 10/10/2024	3,800,000

Colorado Health Facilities Authority Series 2025 MS0043, 3.29% tender 11/15/2050 (Liquidity Facility Morgan Stanley Bank NA)	5/21/2025	1,740,000

Delaware Multi Fam Hsg Chritina Village Participating VRDN 3.32% 5/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/20/2025	1,500,000

Delaware Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9182, 3.32% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/2024	1,200,000

Frenship TX Indpt Sch Dist Series 2025 MS0056E, 3.26% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	900,000

Harris Cnty TX Gen. Oblig. Series 2025 MS0030, 3.26% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA)	3/19/2025 - 8/29/2025	7,540,000

Harris Cnty TX Gen. Oblig. Series 2025 MS0067E, 3.29% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	1,100,000

Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 3.32% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	10,900,000

Jacksonville Fla Spl Rev Series 2025 MS0068E, 3.29% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	4,100,000

JEA FL Wtr & Swr Sys Rev Series 2025 MS0033, 3.25% tender 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	3/21/2025 - 6/9/2025	2,435,000

Jefferson Cnty TX Hsg Fin Corp Multifamily Hsg Mtg Rev Participating VRDN Series 2025 MIZ9214, 3.32% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/12/2025	850,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 3.32% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/2025	900,000

Kentucky Bd Dev Corp Indl Bldg Rev Series 2026 MS0092, 3.27% tender 10/1/2056 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2026	7,600,000

Las Vegas Valley NV Gen. Oblig. Series 2025 MS0057E, 3.26% tender 6/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	1,390,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 3.32% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/4/2024	1,300,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 3.32% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/12/2024	800,000

New York City Housing Development Corp Series 2026 MS0088, 3.26% tender 11/1/2065 (Liquidity Facility Morgan Stanley Bank NA)	1/8/2026	1,200,000

New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 3.32% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/2025	6,700,000

New York State Housing Finance Agency Participating VRDN Series 2026 MIZ9256, 3.32% 4/1/2029 (Liquidity Facility Mizuho Capital Markets LLC)	4/2/2026	2,900,000

Ohio St Hosp Rev Series 2026 MS0093, 3.27% tender 1/15/2033 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2026	3,400,000

Oregon St Hsg & Cmnty Svcs Dep Participating VRDN 3.32% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/2/2025	500,000

Oregon St Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9230, 3.32% 9/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	9/3/2025	400,000

Oregon St Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9243, 3.32% 11/17/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/18/2025	1,000,000

Oregon St Hsg & Cmnty Svcs Dep Participating VRDN Series 2026 MIZ9251, 3.32% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC)	3/2/2026	610,000

Pennsylvania Hsg Fin Agcy Multi Fam Hsg Dev Rev Participating VRDN Series 2025 MIZ9245, 3.32% 1/7/2029 (Liquidity Facility Mizuho Capital Markets LLC)	1/8/2026	1,600,000

Port Auth NY & NJ 3.14% 1/19/2027 VRDN	7/31/2020	3,000,000

Port Morrow OR Full Faith & Cr Obligs Series 2024 MS0026, 3.29% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA)	10/10/2024	5,000,000

Prosper Tex Indpt Sch Dist Series 2025 MS0071E, 3.29% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	3,700,000

Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 3.32% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	1,800,000

River Islands Pub Fing Auth Participating VRDN 3.27% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024 - 4/7/2026	3,700,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN 3.32% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	1,600,000

Shelby Cnty TN Health Edl & Hsg Fac Brd Health Care Rev Participating VRDN Series 2025 BAML5067, 3.14% 9/1/2055 (Liquidity Facility Bank of America, N.A.)	9/18/2025	5,300,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9235, 3.32% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/16/2025	508,334

St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 3.32% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/2025	1,100,000

Tampa Bay Water Series 2025 MS0066E, 3.27% tender 10/1/2049 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	3,200,000

Texas Wtr Dev Brd Series 2025 MS0037, 3.26% tender 10/15/2053 (Liquidity Facility Morgan Stanley Bank NA)	4/7/2025 - 9/16/2025	1,925,000

Travis Cnty TX Hsg Fin Corp Participating VRDN Series 2026 MIZ9252, 3.32% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC)	3/24/2026	1,680,000

Travis Cnty TX Hsg Fin Corp Participating VRDN Series 2026 MIZ9253, 3.32% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC)	3/24/2026	480,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	454,324,471	576,494,896	689,804,844	4,764,197	-	-	341,014,523	340,881,125	12.2%
Total	454,324,471	576,494,896	689,804,844	4,764,197	-	-	341,014,523

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Fidelity® Tax-Exempt Money Market Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,730,073,516)	$3,730,073,516
Fidelity Central Funds (cost $341,014,523)	341,014,523

Total Investment in Securities (cost $4,071,088,039)		$4,071,088,039
Cash		5,299,929
Receivable for investments sold		2,780,000
Receivable for fund shares sold		17,671,321
Interest receivable		25,631,014
Distributions receivable from Fidelity Central Funds		966,265
Prepaid expenses		951
Receivable from investment adviser for expense reductions		213,370
Other receivables		132
Total assets		4,123,651,021
Liabilities
Payable for investments purchased
Regular delivery	$7,372,040
Delayed delivery	22,476,089
Payable for fund shares redeemed	12,608,765
Distributions payable	1,360,743
Accrued management fee	840,067
Distribution and service plan fees payable	30,478
Other affiliated payables	473,928
Other payables and accrued expenses	28,528
Total liabilities		45,190,638
Net Assets		$4,078,460,383
Net Assets consist of:
Paid in capital		$4,078,352,526
Total accumulated earnings (loss)		107,857
Net Assets		$4,078,460,383

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($23,831,865 ÷ 23,809,001 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($97,452,224 ÷ 97,361,442 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund :
Net Asset Value, offering price and redemption price per share ($1,163,393,484 ÷ 1,162,300,215 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($2,793,782,810 ÷ 2,791,031,766 shares)		$1.00
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Interest		$45,490,080
Income from Fidelity Central Funds		4,759,290
Total income		50,249,370
Expenses
Management fee	$4,991,370
Transfer agent fees	2,653,210
Distribution and service plan fees	191,105
Accounting fees and expenses	175,231
Custodian fees and expenses	17,357
Independent trustees' fees and expenses	4,617
Registration fees	135,290
Audit fees	19,763
Legal	2,053
Miscellaneous	2,860
Total expenses before reductions	8,192,856
Expense reductions	(1,258,465)
Total expenses after reductions		6,934,391
Net Investment income (loss)		43,314,979
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	110,752
Capital gain distributions from Fidelity Central Funds	4,907
Total net realized gain (loss)		115,659
Net increase in net assets resulting from operations		$43,430,638
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,314,979	$94,812,236
Net realized gain (loss)	115,659	37,054
Net increase in net assets resulting from operations	43,430,638	94,849,290
Distributions to shareholders	(43,305,241)	(94,810,013)

Share transactions - net increase (decrease)	257,065,953	253,096,110
Total increase (decrease) in net assets	257,191,350	253,135,387

Net Assets
Beginning of period	3,821,269,033	3,568,133,646
End of period	$4,078,460,383	$3,821,269,033

Financial Highlights
Fidelity® Tax-Exempt Money Market Fund Capital Reserves Class

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.008	.019	.026	.022	.003	- B
Net realized and unrealized gain (loss)	- B	- B	- B	- B	- B	.001
Total from investment operations	.008	.019	.026	.022	.003	.001
Distributions from net investment income	(.008)	(.019)	(.026)	(.022)	(.003)	- B
Distributions from net realized gain	-	-	-	-	-	(.001)
Total distributions	(.008)	(.019)	(.026)	(.022)	(.003)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.79%	1.90%	2.59%	2.26%	.27%	.07%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.98% G	.97%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.95 % G	.95%	.95%	.95%	.56%	.13%
Expenses net of all reductions, if any	.95% G	.95%	.95%	.95%	.56%	.13%
Net investment income (loss)	1.59% G	1.88%	2.55%	2.24%	.28%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$23,832	$26,226	$31,437	$34,621	$45,102	$44,640

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Tax-Exempt Money Market Fund Daily Money Class

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.009	.021	.028	.025	.004	- B
Net realized and unrealized gain (loss)	- B	- B	- B	- B	- B	.001
Total from investment operations	.009	.021	.028	.025	.004	.001
Distributions from net investment income	(.009)	(.021)	(.028)	(.025)	(.004)	- B
Distributions from net realized gain	-	-	-	-	-	(.001)
Total distributions	(.009)	(.021)	(.028)	(.025)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.92%	2.15%	2.84%	2.52%	.36%	.07%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.72% G	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.70 % G	.70%	.70%	.70%	.45%	.13%
Expenses net of all reductions, if any	.70% G	.70%	.70%	.70%	.45%	.13%
Net investment income (loss)	1.84% G	2.13%	2.80%	2.49%	.38%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$97,452	$100,743	$118,202	$60,833	$44,232	$52,917

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Tax-Exempt Money Market Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.011	.024	.031	.028	.005 B	- B
Net realized and unrealized gain (loss)	- B	- B	- B	- B	-	.001
Total from investment operations	.011	.024	.031	.028	.005	.001
Distributions from net investment income	(.011)	(.024)	(.031)	(.028)	(.005)	- B
Distributions from net realized gain	-	-	-	-	-	(.001)
Total distributions	(.011)	(.024)	(.031)	(.028)	(.005)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.06%	2.44%	3.13%	2.81%	.49%	.07%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.47% G	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.42 % G	.42%	.42%	.42%	.32%	.13%
Expenses net of all reductions, if any	.42% G	.42%	.42%	.42%	.32%	.13%
Net investment income (loss)	2.12% G	2.41%	3.08%	2.77%	.51%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,163,393	$1,146,493	$1,135,705	$1,111,696	$1,202,425	$1,314,523

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Tax-Exempt Money Market Fund Premium Class

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.011	.025	.032	.029	.006	- B
Net realized and unrealized gain (loss)	- B	- B	- B	- B	- B	.001
Total from investment operations	.011	.025	.032	.029	.006	.001
Distributions from net investment income	(.011)	(.025)	(.032)	(.029)	(.006)	- B
Distributions from net realized gain	-	-	-	-	-	(.001)
Total distributions	(.011)	(.025)	(.032)	(.029)	(.006)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.12%	2.56%	3.26%	2.93%	.57%	.07%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.37% G	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.30 % G	.30%	.30%	.30%	.26%	.13%
Expenses net of all reductions, if any	.30% G	.30%	.30%	.30%	.26%	.13%
Net investment income (loss)	2.24% G	2.53%	3.20%	2.89%	.58%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,793,783	$2,547,807	$2,282,790	$1,903,916	$1,475,690	$1,164,904

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (the Funds) are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares.  The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor Class C shares will automatically convert to Daily Money Class shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income.  Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The Fidelity Tax-Exempt Money Market Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Treasury Money Market Fund	47,961,280,333	-	-	-
Fidelity Tax-Exempt Money Market Fund	4,071,088,039	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Total capital loss carryforward ($)

Fidelity Tax-Exempt Money Market Fund	(28,281)	(28,281)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Treasury Money Market Fund
Capital Reserves Class	.25%	.25%	5,704,166	321,511
Daily Money Class	- %	.25%	4,670,434	296,787
Advisor C Class	.75%	.25%	330,307	77,002
			10,704,907	695,300
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.25%	.25%	62,562	55,402
Daily Money Class	- %	.25%	128,543	43,025
			191,105	98,427

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Advisor C Class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market - Advisor C Class. In addition, FDC receives deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Treasury Money Market Fund
Daily Money Class	753
Advisor C ClassA	14,422

A When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .16% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Fidelity Treasury Money Market Fund
Capital Reserves Class	$ 2,281,667
Daily Money Class	3,736,347
Advisor C Class	66,061
Fidelity Treasury Money Market Fund	31,078,289
$37,162,364
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	$25,025
Daily Money Class	102,834
Fidelity Tax-Exempt Money Market Fund	1,185,465
Premium Class	1,339,886
$2,653,210

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Treasury Money Market Fund	-A
Fidelity Tax-Exempt Money Market Fund	.01

A Amount represents less than .005%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Treasury Money Market Fund	$544,013

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Treasury Money Market Fund	-	-	-
Fidelity Tax-Exempt Money Market Fund	19,500,000	224,250,000	-
5. Expense Reductions.
The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement($)
Fidelity Treasury Money Market Fund
Capital Reserves Class	.95%	222,595
Daily Money Class	.70%	323,672
Advisor C Class	1.45%	7,726
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.95%	3,186
Daily Money Class	.70%	11,895
Fidelity Tax-Exempt Money Market Fund	.42%	302,117
Premium Class	.30%	939,860

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.
Custodian credits ($)
Fidelity Tax-Exempt Money Market Fund	1,407
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Treasury Money Market Fund
Distributions to shareholders
Capital Reserves Class	$32,373,735	$75,837,788
Daily Money Class	57,577,538	134,978,484
Advisor C Class	772,844	2,103,485
Fidelity Treasury Money Market Fund	673,291,426	1,606,127,151
Total	$764,015,543	$1,819,046,908
Fidelity Tax-Exempt Money Market Fund
Distributions to shareholders
Capital Reserves Class	$197,123	$549,586
Daily Money Class	936,378	2,485,024
Fidelity Tax-Exempt Money Market Fund	12,436,056	28,307,415
Premium Class	29,735,684	63,467,988
Total	$43,305,241	$94,810,013
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Treasury Money Market Fund
Capital Reserves Class
Shares sold	5,639,772,605	11,199,799,001	$5,639,772,605	$11,199,799,001
Reinvestment of distributions	25,029,702	56,496,741	25,029,702	56,496,741
Shares redeemed	(5,845,885,345)	(11,148,395,146)	(5,845,885,345)	(11,148,395,146)
Net increase (decrease)	(181,083,038)	107,900,596	$(181,083,038)	$107,900,596
Daily Money Class
Shares sold	6,176,887,327	11,621,379,380	$6,176,887,327	$11,621,379,383
Reinvestment of distributions	41,489,076	96,807,620	41,489,076	96,807,620
Shares redeemed	(6,208,360,775)	(11,564,052,028)	(6,208,360,775)	(11,564,052,028)
Net increase (decrease)	10,015,628	154,134,972	$10,015,628	$154,134,975
Advisor C Class
Shares sold	29,568,499	48,137,199	$29,568,499	$48,137,199
Reinvestment of distributions	751,995	2,050,335	751,995	2,050,335
Shares redeemed	(29,297,256)	(59,811,804)	(29,297,257)	(59,811,807)
Net increase (decrease)	1,023,238	(9,624,270)	$1,023,237	$(9,624,273)
Fidelity Treasury Money Market Fund
Shares sold	84,516,118,644	189,881,504,974	$84,516,118,644	$189,881,502,974
Reinvestment of distributions	508,449,420	1,189,234,862	508,449,420	1,189,234,863
Shares redeemed	(82,230,553,359)	(195,610,801,163)	(82,230,553,359)	(195,610,801,162)
Net increase (decrease)	2,794,014,705	(4,540,061,327)	$2,794,014,705	$(4,540,063,325)
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class
Shares sold	566,319	4,246,457	$566,319	$4,246,457
Reinvestment of distributions	190,943	531,063	190,943	531,063
Shares redeemed	(3,148,437)	(9,981,550)	(3,148,437)	(9,981,550)
Net increase (decrease)	(2,391,175)	(5,204,030)	$(2,391,175)	$(5,204,030)
Daily Money Class
Shares sold	47,575,253	158,101,714	$47,575,253	$158,101,714
Reinvestment of distributions	788,791	2,087,033	788,791	2,087,033
Shares redeemed	(51,648,918)	(177,624,701)	(51,648,918)	(177,624,700)
Net increase (decrease)	(3,284,874)	(17,435,954)	$(3,284,874)	$(17,435,953)
Fidelity Tax-Exempt Money Market Fund
Shares sold	467,035,985	796,454,175	$467,035,985	$796,454,175
Reinvestment of distributions	10,832,040	24,983,683	10,832,040	24,983,683
Shares redeemed	(460,942,110)	(810,588,726)	(460,942,110)	(810,588,726)
Net increase (decrease)	16,925,915	10,849,132	$16,925,915	$10,849,132
Premium Class
Shares sold	1,855,500,797	3,255,168,144	$1,855,500,797	$3,255,170,143
Reinvestment of distributions	24,476,820	52,294,589	24,476,820	52,294,589
Shares redeemed	(1,634,161,530)	(3,042,577,771)	(1,634,161,530)	(3,042,577,771)
Net increase (decrease)	245,816,087	264,884,962	$245,816,087	$264,886,961
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703547.128
DMFI-SANN-0626

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 22, 2026